UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	26.47%	5.53%	7.46%
Class T (incl. 4.00% sales charge)	26.37%	5.52%	7.40%
Class B (incl. contingent deferred sales charge) A	25.72%	5.29%	7.33%
Class C (incl. contingent deferred sales charge) B	29.60%	5.56%	7.02%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class A on December 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Risk taking was mightily rewarded during the year ending December 31, 2009, and the bond markets were no exception. Improving conditions in the credit markets and early signs of stabilization in some leading economic indicators sparked greater demand for bonds farther out on the risk spectrum, reversing the steep demand for Treasuries seen in 2008 and early 2009. Fixed-income categories that typically present the greatest risk of default, such as high-yield bonds and emerging-markets debt, performed the best. Consequently, the Barclays Capital U.S. Government Bond Index was the only major bond index that fell during the period, declining 2.20%. By comparison, the below-investment-grade high-yield bond market produced the highest returns for the period, as evidenced by the 58.10% advance of The BofA Merrill Lynch US High Yield Constrained IndexSM. Foreign bonds also showed improvement during the year - fueled in part by currency gains - with emerging-markets debt making a notable comeback. The JPMorgan Emerging Markets Bond Index (EMBI) Global gained 28.18%. Higher-quality sovereign debt issued by the developed economies of the world also fared well, as illustrated by the 8.26% gain of the Citigroup® Non-U.S. Group of 7 Index.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity® Advisor Strategic Income Fund: During the year, the fund's Class A, Class T, Class B and Class C shares rose 31.74%, 31.64%, 30.72% and 30.60%, respectively (excluding sales charges), outpacing the 25.83% return of the Fidelity Strategic Income Composite Index. While the fund's asset allocation and a small cash position were modest detractors, those negatives were more than offset by favorable security selection within the underlying subportfolios. All four sleeves handily beat their respective indexes. The emerging-markets debt category was a notable standout, outpacing its benchmark by a considerable margin to become the biggest contributor to relative performance. Strong holdings and a sizable overweighting in Argentina proved to be hugely rewarding for this subportfolio. Rock-solid security selection in the strong-performing technology sector and favorable positioning in lower-quality bonds helped the high-yield debt category deliver the fund's best absolute return for the period. Elsewhere, the U.S. government bond category provided the only negative absolute return for the year - a modest one at that. However, the subportfolio managed to outperform its benchmark due to favorable security selection among Treasury and agency securities. Lastly, the developed-markets debt sleeve also contributed to relative results, fueled by superior sector selection and currency gains.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.00%
Actual		$ 1,000.00	$ 1,138.80	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	.99%
Actual		$ 1,000.00	$ 1,138.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Class B	1.70%
Actual		$ 1,000.00	$ 1,135.50	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,016.64	$ 8.64
Class C	1.73%
Actual		$ 1,000.00	$ 1,133.90	$ 9.30
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,140.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.9	14.1
German Federal Republic	3.2	1.8
Freddie Mac	2.9	4.1
Fannie Mae	2.8	5.0
Argentine Republic	2.4	2.2
	29.2
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.5	10.7
Financials	8.0	6.7
Telecommunication Services	7.0	6.9
Materials	5.0	5.1
Energy	4.4	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Government and U.S. Government Agency Obligations† 27.0%	U.S. Government and U.S. Government Agency Obligations† 26.1%
AAA,AA,A 13.9%	AAA,AA,A 11.8%
BBB 4.7%	BBB 4.3%
BB 11.5%	BB 12.1%
B 20.0%	B 21.9%
CCC,CC,C 12.0%	CCC,CC,C 11.9%
D 0.5%	D 1.4%
Not Rated 4.2%	Not Rated 4.5%
Equities 0.7%	Equities 0.1%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 5.9%

† Includes FDIC Guaranteed Corporate Securities

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Preferred Securities 0.6%		Preferred Securities 0.6%
	Corporate Bonds 36.0%		Corporate Bonds 35.2%
	U.S. Government and U.S. Government Agency Obligations † 27.0%		U.S. Government and U.S. Government Agency Obligations † 26.1%
	Foreign Government & Government Agency Obligations 19.0%		Foreign Government & Government Agency Obligations 19.8%
	Floating Rate Loans 10.4%		Floating Rate Loans 11.9%
	Stocks 0.7%		Stocks 0.1%
	Other Investments 0.8%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	32.6%	** Foreign investments	32.7%
* Swaps	0.1%	** Swaps	0.1%

† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 35.7%
		Principal Amount (000s)(c)	Value (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 13,019
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,381
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		7,790	6,780
TOTAL ENERGY			9,161
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp.:
0.75% 8/1/27		1,040	1,004
1.25% 2/15/27		890	768
			1,772
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		393	388
6% 5/1/15		6,045	5,418
ON Semiconductor Corp. 0% 4/15/24		450	468
			6,274
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	26,809
TOTAL CONVERTIBLE BONDS			57,035
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - 35.0%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Affinia Group, Inc.:
9% 11/30/14		$ 2,950	$ 2,847
10.75% 8/15/16 (f)		760	824
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,819
Tenneco, Inc.:
8.125% 11/15/15		1,185	1,198
8.625% 11/15/14		11,065	11,065
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,286
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	328
7.25% 3/15/17 (f)		240	233
8.875% 12/1/17 (f)		1,550	1,593
			26,193
Automobiles - 0.2%
General Motors Corp.:
6.75% 5/1/28 (b)		10,500	2,678
7.125% 7/15/13 (b)		2,720	707
7.2% 1/15/11 (b)		1,395	370
7.4% 9/1/25 (b)		5,950	1,488
7.7% 4/15/16 (b)		8,489	2,207
8.1% 6/15/24 (b)		2,775	722
8.25% 7/15/23 (b)		11,040	2,926
8.375% 7/15/33 (b)		11,475	3,098
8.8% 3/1/21 (b)		785	206
			14,402
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	661
Hotels, Restaurants & Leisure - 1.4%
Carrols Corp. 9% 1/15/13		4,095	4,156
Harrah's Operating Co., Inc. 11.25% 6/1/17 (f)		11,755	12,299
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)		1,385	1,447
Lottomatica SpA 5.375% 12/5/16	EUR	550	783
MGM Mirage, Inc.:
5.875% 2/27/14		6,125	4,900
6.625% 7/15/15		20,369	15,888
6.75% 9/1/12		3,140	2,795
6.75% 4/1/13		11,450	9,818
6.875% 4/1/16		4,440	3,374
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16		$ 14,195	$ 11,072
7.625% 1/15/17		8,520	6,603
10.375% 5/15/14 (f)		2,750	2,998
11.125% 11/15/17 (f)		3,890	4,298
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		3,533	2,296
11.5% 11/1/17 (f)		7,050	7,156
Scientific Games Corp. 6.25% 12/15/12		660	648
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,155
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		5,450	5,804
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,460
Station Casinos, Inc.:
6% 4/1/12 (b)		9,620	1,455
6.5% 2/1/14 (b)		11,643	58
6.625% 3/15/18 (b)		11,970	60
6.875% 3/1/16 (b)		12,803	64
7.75% 8/15/16 (b)		14,415	2,252
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	2,013
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		3,030	2,966
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,022
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		575	58
12.75% 1/15/13 (b)		1,070	21
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		1,110	605
			115,524
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		2,925	2,928
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (f)		6,165	6,442
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,295
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,700	1,891
			18,556
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		$ 1,505	$ 1,546
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	735
			2,281
Media - 3.0%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,714
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,145	5,628
CanWest Media, Inc. 8% 9/15/12 (b)		444	370
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		19,569	23,042
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (f)(h)		8,610	8,847
10.875% 9/15/14 (e)(f)		16,315	18,191
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	1,489
5.5% 9/15/14		2,000	1,310
5.5% 12/15/16		1,890	1,049
5.75% 1/15/13		3,145	2,492
6.25% 3/15/11		175	164
6.875% 6/15/18		1,275	692
10.75% 8/1/16		22,800	18,012
11.75% 8/1/16 pay-in-kind (e)		4,225	2,937
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,490	1,520
Series B 9.25% 12/15/17 (f)		5,950	6,129
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	9,186
7% 10/1/13		9,095	9,368
7.125% 2/1/16		43,770	44,645
Haights Cross Communications, Inc. 12.5% 8/15/11 (b)(e)		1,550	93
iesy Repository GmbH 10.375% 2/15/15 (f)		1,205	1,253
Interpublic Group of Companies, Inc. 10% 7/15/17		2,530	2,808
Liberty Media Corp. 8.5% 7/15/29		6,535	5,988
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	0
MDC Partners, Inc. 11% 11/1/16 (f)		845	879
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	714
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		5,790	5,899
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		$ 7,095	$ 6,492
10% 8/1/14		3,620	3,765
11.5% 5/1/16		4,920	5,498
11.625% 2/1/14		2,535	2,849
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,337
10.375% 9/1/14 (f)		9,075	9,529
Sun Media Corp. Canada 7.625% 2/15/13		635	578
The Reader's Digest Association, Inc. 9% 2/15/17 (b)		3,000	38
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		29,390	28,067
Univision Communications, Inc. 12% 7/1/14 (f)		7,300	8,030
Videotron Ltd. 6.875% 1/15/14		550	554
WPP Finance SAS 5.25% 1/30/15	EUR	800	1,178
			245,334
Multiline Retail - 0.3%
Marks & Spencer PLC 6.125% 12/2/19	GBP	650	1,031
Matahari International Finance Co. BV 10.75% 8/7/12		7,310	7,602
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)		5,304	5,145
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	6,255
			20,033
Specialty Retail - 0.3%
Claire's Stores, Inc.:
9.25% 6/1/15		2,775	2,359
10.375% 6/1/15 pay-in-kind (h)		4,143	3,195
Michaels Stores, Inc.:
0% 11/1/16 (d)		445	365
10% 11/1/14		10,965	11,294
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		9,420	10,221
			27,434
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		$ 1,650	$ 1,733
9.75% 1/15/15		1,775	1,855
			3,588
TOTAL CONSUMER DISCRETIONARY			474,006
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	1,650	2,970
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		330	337
16% 3/27/12		150	138
16% 3/27/12 (f)		4,787	4,404
			7,849
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
7.5% 3/1/17		5,910	5,555
8.625% 3/1/15		835	726
9.375% 12/15/15		4,770	4,198
9.5% 6/15/17		5,710	4,968
10.25% 10/15/19 (f)		1,870	1,973
10.375% 7/15/16		4,970	5,293
Wal-Mart Stores, Inc. 4.875% 9/21/29	EUR	1,250	1,761
			24,474
Food Products - 0.3%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,750	1,796
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		5,200	5,889
Michael Foods, Inc. 8% 11/15/13		420	427
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		381	379
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	416
10.625% 4/1/17		1,015	1,056
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)		$ 3,250	$ 3,023
Smithfield Foods, Inc.:
7.75% 7/1/17		2,810	2,592
10% 7/15/14 (f)		5,540	5,956
			21,538
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	263
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	461
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,875	4,001
			4,462
TOTAL CONSUMER STAPLES			58,586
ENERGY - 4.1%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,486
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,059
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,990	5,264
			11,809
Oil, Gas & Consumable Fuels - 3.9%
Adaro Indonesia PT 7.625% 10/22/19 (f)		3,140	3,116
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,519
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	8,144
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,886
10.25% 6/1/14		2,220	2,398
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	4,367
8.875% 2/1/17		3,780	3,369
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,279
6.875% 11/15/20		12,030	11,609
7.25% 12/15/18		1,970	1,990
7.625% 7/15/13		11,615	12,167
9.5% 2/15/15		5,630	6,179
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,195
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. 8.25% 10/1/19 (f)		$ 885	$ 929
Denbury Resources, Inc. 9.75% 3/1/16		1,660	1,772
DONG Energy A/S 4.875% 12/16/21	EUR	1,350	1,910
Drummond Co., Inc.:
7.375% 2/15/16		6,605	6,473
9% 10/15/14 (f)		3,245	3,391
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,500
EXCO Resources, Inc. 7.25% 1/15/11		570	569
Forest Oil Corp. 8% 12/15/11		480	500
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	1,753
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,188
InterNorth, Inc. 9.625% 3/16/06 (b)		935	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		5,030	5,407
9.125% 7/2/18 (f)		3,735	4,127
11.75% 1/23/15 (f)		4,880	5,880
Mariner Energy, Inc.:
7.5% 4/15/13		2,900	2,886
8% 5/15/17		4,870	4,633
11.75% 6/30/16		4,955	5,525
Massey Energy Co. 6.875% 12/15/13		8,545	8,534
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,530	2,956
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		2,560	2,330
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	7,343
8.25% 12/15/14		1,360	1,125
9% 12/15/12 (f)		3,060	3,091
Peabody Energy Corp. 7.875% 11/1/26		5,640	5,809
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	963
6.625% 6/15/35		2,870	2,733
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,425	1,464
Petrohawk Energy Corp.:
7.875% 6/1/15		12,745	12,872
9.125% 7/15/13		10,710	11,165
Petroleos de Venezuela SA:
5.25% 4/12/17		50,740	27,653
5.375% 4/12/27		16,030	7,093
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		$ 3,105	$ 2,880
Petroleum Development Corp. 12% 2/15/18		4,390	4,527
Petroleum Export Ltd.:
4.623% 6/15/10		81	79
4.633% 6/15/10		302	298
5.265% 6/15/11 (Reg. S)		2,031	2,001
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	8,264
Plains Exploration & Production Co. 10% 3/1/16		10,150	11,038
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,713
Range Resources Corp. 7.375% 7/15/13		2,190	2,234
SandRidge Energy, Inc.:
8% 6/1/18 (f)		3,010	2,935
8.625% 4/1/15 pay-in-kind (h)		2,020	2,015
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,505
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,608
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		4,265	4,713
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	1,269
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	586
7.5% 4/1/17		7,600	8,428
7.625% 4/1/37		1,035	1,162
8% 2/1/16		1,160	1,333
8.375% 6/15/32		1,155	1,372
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		12,065	12,638
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	356
8.875% 7/15/12		1,455	1,681
Venoco, Inc. 11.5% 10/1/17 (f)		3,335	3,502
W&T Offshore, Inc. 8.25% 6/15/14 (f)		5,300	5,035
YPF SA 10% 11/2/28		8,835	8,769
			318,734
TOTAL ENERGY			330,543
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 6.7%
Capital Markets - 0.3%
3i Group PLC 0.918% 6/8/12 (h)	EUR	450	$ 583
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (h)	EUR	2,000	2,845
Goldman Sachs Group, Inc. 4.75% 10/12/21	EUR	1,400	1,821
HSBC Bank PLC:
3.75% 11/30/16	EUR	4,150	5,898
5.75% 6/27/17 (e)	GBP	1,130	1,886
Morgan Stanley:
4.5% 10/29/14	EUR	1,900	2,742
5.5% 10/2/17	EUR	1,100	1,606
UBS AG London Branch 6.375% 7/20/16	GBP	2,200	3,766
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,410
WestLB AG 3.5% 9/3/12	EUR	950	1,372
			23,929
Commercial Banks - 1.5%
African Export-Import Bank 8.75% 11/13/14		$ 2,870	3,028
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	3,050	4,319
Barclays Bank PLC 10% 5/21/21	GBP	1,070	2,115
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	4,600	6,777
Commonwealth Bank of Australia 5.5% 8/6/19	EUR	2,850	4,340
Development Bank of Philippines 8.375% (h)		6,055	6,146
DnB NOR Bank ASA 4.5% 5/29/14	EUR	1,600	2,404
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		20,370	17,416
Export-Import Bank of India 0.7863% 6/7/12 (h)	JPY	320,000	3,316
Fortis Banque SA 5.757% 10/4/17	EUR	1,100	1,662
HBOS Treasury Services PLC 0.6229% 1/19/10 (h)	CAD	1,500	1,428
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		11,970	12,209
Intesa Sanpaolo SpA 5% 9/23/19	EUR	2,900	4,228
KBC IFIMA NV 4.5% 9/17/14	EUR	2,200	3,197
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	6,410
Landesbank Berlin AG 5.875% 11/25/19	EUR	2,300	3,269
Rabobank Nederland:
0.856% 7/28/15 (h)	EUR	1,150	1,592
4% 9/10/15	GBP	4,550	7,425
4.75% 1/15/18	EUR	2,200	3,326
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,735
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	2,150	$ 3,651
Societe Generale SCF 4% 7/7/16	EUR	3,550	5,205
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	3,100	4,636
US Bank NA, Cincinnati 4.375% 2/28/17 (h)	EUR	1,600	2,199
Wachovia Bank NA 6% 5/23/13	EUR	2,200	3,402
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,427
Wells Fargo & Co. 7.98% (h)		2,035	2,035
			118,897
Consumer Finance - 2.1%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		$ 1,420	1,037
American Express Credit Corp. 5.375% 10/1/14	GBP	2,600	4,214
Ford Motor Credit Co. LLC:
7% 10/1/13		5,290	5,282
7.25% 10/25/11		12,485	12,609
7.375% 2/1/11		735	750
7.5% 8/1/12		9,230	9,322
8% 6/1/14		5,120	5,296
8% 12/15/16		18,125	18,149
12% 5/15/15		12,770	14,877
General Motors Acceptance Corp.:
6.75% 12/1/14		11,870	11,098
8% 11/1/31		7,330	6,595
GMAC LLC:
6% 4/1/11 (f)		1,435	1,413
6.75% 12/1/14 (f)		4,285	4,028
8% 11/1/31 (f)		62,448	56,515
GMAC, Inc. 1.75% 10/30/12		21,000	20,863
SLM Corp. 0.914% 12/15/10 (h)	EUR	1,100	1,481
			173,529
Diversified Financial Services - 1.4%
Bank of America Corp.:
4% 3/28/18 (h)	EUR	1,700	2,188
4.75% 5/6/19	EUR	600	780
6.125% 9/15/21	GBP	2,350	3,744
7% 6/15/16	EUR	2,200	3,523
8% (h)		5,365	5,177
8.125% (h)		7,380	7,122
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BAT International Finance PLC:
4.875% 2/24/21	EUR	600	$ 859
5.375% 6/29/17	EUR	900	1,372
6% 11/24/34	GBP	1,200	1,944
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,450	1,568
Broadgate PLC 1.3431% 10/5/25 (h)	GBP	655	720
CIT Group, Inc.:
7% 5/1/13		$ 1,854	1,742
7% 5/1/14		2,780	2,544
7% 5/1/15		2,780	2,488
7% 5/1/16		4,634	4,055
7% 5/1/17		6,488	5,628
Cloverie PLC 7.5% 7/24/39 (h)	EUR	1,200	1,882
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	241	417
8.151% 12/31/30	GBP	475	837
Finmeccanica Finance SA 5.25% 1/21/22	EUR	1,900	2,766
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,816
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,056
Greene King Finance PLC Series A1, 0.9856% 6/15/31 (h)	GBP	1,000	1,244
Imperial Tobacco Finance 8.375% 2/17/16	EUR	2,915	5,049
International Lease Finance Corp.:
5.625% 9/20/13		2,070	1,624
6.625% 11/15/13		8,745	7,040
Linde Finance BV 6.75% 12/8/15	EUR	1,750	2,914
NCO Group, Inc. 11.875% 11/15/14		2,185	1,672
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	70,842	2,267
Severn Trent Utilities Finance PLC 5.25% 3/11/16	EUR	2,500	3,800
TMK Capital SA 10% 7/29/11		10,000	10,262
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	1,036
UPC Germany GmbH 8.125% 12/1/17 (f)		7,210	7,282
UT2 Funding PLC 5.321% 6/30/16 (b)	EUR	430	391
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,589
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
WaMu Covered Bond Program: - continued
4.375% 5/19/14	EUR	650	$ 944
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)		$ 13,370	13,025
			115,367
Insurance - 0.5%
American International Group, Inc.:
4.25% 5/15/13		1,685	1,556
5.05% 10/1/15		2,765	2,307
5.45% 5/18/17		8,585	6,849
5.6% 10/18/16		4,760	3,939
5.85% 1/16/18		1,505	1,235
8.25% 8/15/18		5,085	4,774
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	2,400	3,507
Eureko BV:
5.125% (h)	EUR	2,290	2,328
7.375% 6/16/14	EUR	1,430	2,300
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	1,200	1,248
Mapfre SA 5.921% 7/24/37 (h)	EUR	1,450	1,760
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	1,400	1,530
5% 1/21/16 (h)	GBP	400	546
7.125% 10/19/16	GBP	1,500	2,395
USI Holdings Corp. 4.1475% 11/15/14 (f)(h)		920	756
			37,030
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (b)		5,135	4,936
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		9,470	9,434
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,102
Ventas Realty LP 6.5% 6/1/16		980	948
			21,420
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		6,420	7,174
Realogy Corp.:
10.5% 4/15/14		38,790	33,650
11.75% 4/15/14 pay-in-kind (h)		4,290	3,430
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		$ 6,175	$ 6,237
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,782
			52,273
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.314% (h)	EUR	1,000	1,074
4.604% (h)	EUR	2,000	2,275
			3,349
TOTAL FINANCIALS			545,794
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,530	1,618
Health Care Providers & Services - 1.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		7,720	8,473
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (h)		12,284	10,783
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,579
DaVita, Inc. 6.625% 3/15/13		5,230	5,256
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,036
HCA, Inc.:
5.75% 3/15/14		3,377	3,162
6.25% 2/15/13		1,755	1,707
6.375% 1/15/15		1,125	1,062
6.5% 2/15/16		4,220	3,977
6.75% 7/15/13		1,750	1,724
9.125% 11/15/14		7,020	7,406
9.25% 11/15/16		17,055	18,291
HealthSouth Corp. 8.125% 2/15/20		7,395	7,284
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	4,935
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,862
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	319
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,192
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
9.25% 2/1/15		$ 1,380	$ 1,463
9.875% 7/1/14		6,900	7,262
United Surgical Partners International, Inc. 8.875% 5/1/17		895	915
			93,688
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,808
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,775	5,515
Leiner Health Products, Inc. 11% 6/1/12 (b)		1,885	0*
Pfizer, Inc. 5.75% 6/3/21	EUR	3,150	5,048
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	3,283
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,540	3,979
			17,825
TOTAL HEALTH CARE			114,939
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	608
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		2,915	3,134
GeoEye, Inc. 9.625% 10/1/15 (f)		1,030	1,060
Hexcel Corp. 6.75% 2/1/15		2,350	2,256
Safran SA 4% 11/26/14	EUR	2,500	3,583
			10,641
Airlines - 0.5%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		5,145	5,711
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,955	6,580
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	726
Continental Airlines, Inc. 7.25% 11/10/19		5,065	5,154
Delta Air Lines, Inc.:
7.9% 12/15/49 (a)		16,400	164
9.5% 9/15/14 (f)		1,530	1,566
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)		$ 1,255	$ 13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,915	8,459
8.021% 8/10/22		4,555	3,997
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,253	1,982
8.028% 11/1/17		964	838
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,505	8,739
			43,960
Building Products - 0.2%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,950	3,270
Nortek, Inc. 11% 12/1/13		11,672	12,314
			15,584
Commercial Services & Supplies - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (f)		595	655
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	160
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	807
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,510	1,619
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,865
International Lease Finance Corp.:
4.75% 1/13/12		2,500	2,111
5% 9/15/12		2,715	2,277
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,736
7.75% 1/15/15		4,830	4,854
The Geo Group, Inc. 7.75% 10/15/17 (f)		1,320	1,353
			27,437
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,250	1,273
Odebrecht Finance Ltd. 7% 4/21/20 (f)		2,830	2,864
			4,137
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		$ 1,040	$ 1,040
General Cable Corp. 7.125% 4/1/17		680	668
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	914
			2,622
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,600	5,153
Sequa Corp.:
11.75% 12/1/15 (f)		10,805	10,103
13.5% 12/1/15 pay-in-kind (f)		4,393	4,086
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	1,075	1,672
			21,014
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,148
Cummins, Inc. 7.125% 3/1/28		1,870	1,845
Navistar International Corp. 8.25% 11/1/21		3,070	3,131
Terex Corp. 10.875% 6/1/16		5,025	5,578
			11,702
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,510	2,592
9.5% 12/15/14		5,215	5,189
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,886
US Shipping Partners LP 13% 8/15/14 (b)		3,185	0*
			9,667
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,628
7.625% 12/1/13		1,700	1,662
12.5% 4/1/16		2,850	3,278
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,270	1,060
TFM SA de CV 9.375% 5/1/12		6,450	6,660
			14,288
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	2,538
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (f)		$ 1,515	$ 970
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)		10,015	9,483
			12,991
Transportation Infrastructure - 0.2%
Atlantia SpA 5.625% 5/6/16	EUR	2,650	4,124
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	2,400	3,087
Trico Shipping AS 11.875% 11/1/14 (f)		9,180	9,616
			16,827
TOTAL INDUSTRIALS			190,870
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,494
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	14,361
6.5% 1/15/28		6,570	4,673
ViaSat, Inc. 8.875% 9/15/16 (f)		1,335	1,375
			26,903
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,450	1,602
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		4,145	3,958
12.25% 11/15/15 pay-in-kind (h)		932	878
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,399
Unisys Corp.:
12.5% 1/15/16		3,030	3,136
12.75% 10/15/14 (f)		437	507
14.25% 9/15/15 (f)		350	408
			14,286
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,470	3,453
Amkor Technology, Inc.:
7.125% 3/15/11		145	149
7.75% 5/15/13		1,040	1,058
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc.: - continued
9.25% 6/1/16		$ 8,580	$ 9,073
Avago Technologies Finance Ltd. 11.875% 12/1/15		8,455	9,311
Freescale Semiconductor, Inc.:
8.875% 12/15/14		20,000	18,600
9.875% 12/15/14 pay-in-kind (h)		29,573	25,960
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,100	3
NXP BV:
3.0344% 10/15/13 (h)		22,170	18,734
7.875% 10/15/14		20,330	18,602
9.5% 10/15/15		7,295	6,274
Spansion LLC 11.25% 1/15/16 (b)(f)		4,255	4,601
Viasystems, Inc.:
10.5% 1/15/11		4,065	4,070
12% 1/15/15 (f)		4,000	4,280
			124,168
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	657
TOTAL INFORMATION TECHNOLOGY			167,616
MATERIALS - 3.9%
Chemicals - 0.9%
Akzo Nobel Sweden Finance AB 7.75% 1/31/14	EUR	1,150	1,896
Ashland, Inc. 9.125% 6/1/17 (f)		2,490	2,720
Chemtura Corp. 6.875% 6/1/16 (b)		1,225	1,299
Georgia Gulf Corp. 9% 1/15/17 (f)		5,750	5,808
MacDermid, Inc. 9.5% 4/15/17 (f)		500	495
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	27,205
10.875% 12/1/14 pay-in-kind (h)		7,455	6,938
11.5% 12/1/16		14,455	12,793
NOVA Chemicals Corp.:
3.6494% 11/15/13 (h)		1,690	1,538
6.5% 1/15/12		5,775	5,775
Solutia, Inc. 8.75% 11/1/17		1,100	1,147
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Sterling Chemicals, Inc. 10.25% 4/1/15		$ 1,600	$ 1,528
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		3,430	2,813
			71,955
Construction Materials - 0.1%
Headwaters, Inc. 11.375% 11/1/14 (f)		1,025	1,069
Lafarge SA 8.75% 5/30/17	GBP	2,300	4,192
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,400	2,248
			7,509
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		640	613
Berry Plastics Holding Corp.:
4.1286% 9/15/14 (h)		640	506
8.875% 9/15/14		19,025	18,216
10.25% 3/1/16		4,055	3,528
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		3,600	3,960
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,085
7.5% 12/15/96		3,685	2,773
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,170	1,030
Rexam PLC 4.375% 3/15/13	EUR	1,150	1,671
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,845	5,151
Temple-Inland, Inc.:
6.625% 1/15/16		165	168
7.875% 5/1/12		3,735	4,032
Vitro SAB de CV:
8.625% 2/1/12 (b)		24,240	10,423
9.125% 2/1/17 (b)		2,210	950
			62,106
Metals & Mining - 2.0%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(h)		2,790	15
CSN Islands XI Corp. 6.875% 9/21/19 (f)		5,640	5,646
Edgen Murray Corp. 12.25% 1/15/15 (f)		8,545	8,374
Evraz Group SA 8.875% 4/24/13 (f)		8,450	8,450
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,945	5,143
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (f)		$ 33,980	$ 37,378
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		8,780	9,559
8.375% 4/1/17		34,820	38,128
International Steel Group, Inc. 6.5% 4/15/14		10,550	11,260
Ispat Inland ULC 9.75% 4/1/14		932	979
Novelis, Inc. 11.5% 2/15/15 (f)		1,185	1,256
RathGibson, Inc. 11.25% 2/15/14 (b)		5,905	1,897
Steel Dynamics, Inc.:
6.75% 4/1/15		4,545	4,511
7.375% 11/1/12		865	893
8.25% 4/15/16		865	900
Teck Resources Ltd.:
9.75% 5/15/14		6,275	7,255
10.25% 5/15/16		8,000	9,090
10.75% 5/15/19		9,360	10,951
			161,685
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		550	539
NewPage Corp.:
6.5306% 5/1/12 (h)		1,770	1,204
11.375% 12/31/14 (f)		4,775	4,847
Solo Cup Co. 8.5% 2/15/14		2,140	2,092
Stone Container Corp. 8.375% 7/1/12 (b)		3,005	2,659
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)		3,840	4,224
			15,565
TOTAL MATERIALS			318,820
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 3.7%
Alestra SA de RL de CV 11.75% 8/11/14 (f)		2,445	2,714
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,406
9% 8/15/31		3,655	3,591
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		$ 29,245	$ 29,574
France Telecom SA 5% 1/22/14	EUR	800	1,223
Global Crossing Ltd. 12% 9/15/15 (f)		3,130	3,420
Global Village Telecom Finance LLC 12% 6/30/11 (f)		8,564	8,799
Intelsat Bermuda Ltd.:
11.25% 2/4/17 (f)		13,720	13,651
12.5% 2/4/17 pay-in-kind (e)(f)		39,308	36,723
Intelsat Corp.:
9.25% 8/15/14		5,215	5,345
9.25% 6/15/16		8,820	9,129
Intelsat Ltd. 11.25% 6/15/16		27,785	29,938
Koninklijke KPN NV 5.625% 9/30/24	EUR	2,750	4,130
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		5,425	5,642
Qwest Communications International, Inc.:
7.5% 2/15/14		7,555	7,583
7.5% 2/15/14		1,655	1,661
Sprint Capital Corp.:
6.875% 11/15/28		64,015	53,212
6.9% 5/1/19		5,935	5,460
8.75% 3/15/32		40,225	37,912
Telecom Italia SpA 7.375% 12/15/17	GBP	2,750	4,952
Telefonica Emisiones SAU 5.289% 12/9/22	GBP	3,050	4,814
U.S. West Communications:
6.875% 9/15/33		2,535	2,231
7.25% 9/15/25		535	495
7.25% 10/15/35		1,455	1,244
7.5% 6/15/23		460	429
Wind Acquisition Finance SA:
10.75% 12/1/15 (f)		11,630	12,386
11.75% 7/15/17 (f)		13,825	15,000
			305,664
Wireless Telecommunication Services - 2.3%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,260	4,308
Digicel Group Ltd.:
8.875% 1/15/15 (f)		21,315	20,729
9.125% 1/15/15 pay-in-kind (f)(h)		7,565	7,442
12% 4/1/14 (f)		9,725	10,868
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		$ 4,220	$ 4,310
9.5% 6/15/16		19,260	20,656
11.5% 6/15/16		8,740	9,396
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,489
Millicom International Cellular SA 10% 12/1/13		12,670	13,113
Mobile Telesystems Finance SA 8% 1/28/12 (f)		7,884	8,258
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	8,819
7.375% 8/1/15		5,220	5,076
NII Capital Corp. 10% 8/15/16 (f)		16,260	17,032
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		9,500	8,645
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	10,722
Sprint Nextel Corp. 6% 12/1/16		6,700	6,114
Telecom Personal SA 9.25% 12/22/10 (f)		5,490	5,710
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		10,160	10,770
			184,457
TOTAL TELECOMMUNICATION SERVICES			490,121
UTILITIES - 2.0%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,691
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		145	138
Enel Finance International SA 5% 9/14/22	EUR	1,400	2,062
Intergen NV 9% 6/30/17 (f)		7,670	7,996
Majapahit Holding BV:
7.75% 10/17/16		3,935	4,132
7.75% 1/20/20 (f)		3,370	3,530
8% 8/7/19 (f)		2,455	2,596
National Power Corp. 6.875% 11/2/16 (f)		5,655	5,966
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		5,985	4,788
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.: - continued
Series B, 10.25% 11/1/15		$ 2,620	$ 2,096
11.25% 11/1/16 pay-in-kind		2,081	1,439
			37,434
Gas Utilities - 0.5%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,400	2,154
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		6,470	6,147
6.875% 11/4/11 (Reg. S)		14,104	14,351
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	8,025
8% 3/1/32		4,170	4,795
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		11,000	9,790
			45,262
Independent Power Producers & Energy Traders - 0.5%
Energy Future Holdings:
10.875% 11/1/17		41,465	33,587
12% 11/1/17 pay-in-kind (h)		7,011	4,765
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		2,500	0
6.4% 7/15/06 (b)		9,815	6
6.625% 11/15/05 (b)		2,200	1
6.725% 11/17/08 (b)(h)		684	0
6.75% 8/1/09 (b)		550	0*
6.875% 10/15/07 (b)		1,330	1
6.95% 7/15/28 (b)		1,204	0
7.125% 5/15/07 (b)		235	0*
7.375% 5/15/19 (b)		1,400	1
7.875% 6/15/03 (b)		235	0*
9.125% 4/1/03 (b)		50	0*
9.875% 6/5/03 (b)		4,720	3
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,285	2,362
Tenaska Alabama Partners LP 7% 6/30/21 (f)		989	960
			41,686
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (h)		$ 1,615	$ 1,870
Centrica PLC 6.375% 3/10/22	GBP	1,250	2,154
Hera SpA 4.5% 12/3/19	EUR	1,100	1,559
NiSource Finance Corp. 10.75% 3/15/16		18,183	22,405
Utilicorp United, Inc. 7.95% 2/1/11 (e)		39	41
Veolia Environnement 5.125% 5/24/22	EUR	900	1,307
			29,336
Water Utilities - 0.1%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	1,050	1,627
Thames Water Utility Finance 4.9% 6/30/15	GBP	2,900	4,687
			6,314
TOTAL UTILITIES			160,032
TOTAL NONCONVERTIBLE BONDS			2,851,327
TOTAL CORPORATE BONDS (Cost $2,716,406)			2,908,362
U.S. Government and Government Agency Obligations - 24.7%

Other Government Related - 2.1%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,041
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		4,900	4,933
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	14,868
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,096
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	28,890
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	6,919
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,081
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,524
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		12,000	12,135
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,551
2.125% 12/21/12 (FDIC Guaranteed) (g)		15,000	15,014
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.625% 12/28/12 (FDIC Guaranteed) (g)		$ 5,402	$ 5,501
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,216
Goldman Sachs Group, Inc. 1.625% 7/15/11 (FDIC Guaranteed) (g)		1,519	1,533
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)		520	538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,704
TOTAL OTHER GOVERNMENT RELATED			169,544
U.S. Government Agency Obligations - 4.7%
Fannie Mae:
0.875% 1/12/12		12,940	12,840
2% 1/9/12		15,000	15,218
2.5% 5/15/14		20,837	20,796
2.75% 3/13/14		29,550	29,801
3% 7/12/10		10,000	10,150
4.75% 11/19/12		15,800	17,105
Federal Home Loan Bank:
1% 12/28/11		7,240	7,210
1.5% 1/16/13		56,910	56,114
3.625% 10/18/13		36,405	38,136
Freddie Mac:
1.125% 12/15/11		12,220	12,182
1.375% 1/9/13		11,355	11,158
1.75% 6/15/12		52,714	52,947
2.125% 3/23/12		830	843
2.5% 4/23/14		29,260	29,243
3.75% 3/27/19		1,050	1,029
5% 2/16/17		8,600	9,348
5.125% 11/17/17		29,108	31,691
5.5% 8/23/17		14,000	15,625
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,059
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,654
5.685% 5/15/12		1,285	1,409
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		$ 455	$ 478
Tennessee Valley Authority 5.25% 9/15/39		5,600	5,508
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			385,544
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18		10,827	10,851
2% 4/15/12		42,931	44,908
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			55,759
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds:
3.5% 2/15/39		78,232	64,077
4.25% 5/15/39		44,024	41,300
4.375% 2/15/38		2,500	2,400
4.375% 11/15/39		3,000	2,872
4.5% 5/15/38		7,550	7,393
4.5% 8/15/39		16,300	15,931
5.25% 2/15/29		18,400	19,935
6.125% 8/15/29		9,487	11,390
6.25% 8/15/23		56,925	67,990
7.5% 11/15/16		2,850	3,592
7.5% 11/15/24		10,690	14,291
7.875% 2/15/21		6,800	9,140
8.125% 5/15/21		9,286	12,703
9.875% 11/15/15		11,595	15,931
U.S. Treasury Notes:
0.75% 11/30/11		53,794	53,443
0.875% 12/31/10		12,000	12,044
0.875% 3/31/11		35,180	35,245
1% 12/31/11		38,898	38,789
1.125% 12/15/11		16,050	16,056
1.125% 1/15/12		58,003	57,949
1.5% 10/31/10		948	956
1.5% 12/31/13		4,313	4,199
1.875% 2/28/14		85	84
1.875% 4/30/14		33,802	33,107
2% 11/30/13		4,841	4,815
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 5/31/14		$ 58,301	$ 57,905
2.375% 8/31/14		36,640	36,371
2.375% 9/30/14		20,438	20,266
2.375% 10/31/14		23,538	23,282
2.625% 6/30/14		52,438	52,819
2.625% 7/31/14		22,000	22,110
2.625% 12/31/14		74,341	74,126
2.625% 4/30/16		22,737	22,032
2.75% 2/28/13		92,964	95,782
2.75% 11/30/16		10,000	9,627
2.75% 2/15/19		23,501	21,636
2.875% 1/31/13		24,429	25,294
3% 8/31/16		44,945	44,204
3.125% 8/31/13		11,100	11,534
3.125% 9/30/13		34,572	35,931
3.125% 10/31/16		35,900	35,448
3.125% 5/15/19		59,907	56,734
3.25% 5/31/16		8,753	8,789
3.375% 6/30/13		8,470	8,890
3.375% 11/15/19		20,000	19,238
3.625% 5/15/13		33,692	35,671
3.625% 8/15/19		18,531	18,218
3.75% 11/15/18		34,582	34,579
3.875% 5/15/18		2,550	2,589
4% 8/15/18		5,478	5,595
4.25% 10/15/10		5,875	6,051
4.25% 11/15/17		28,890	30,280
4.5% 2/28/11		21,301	22,234
4.5% 5/15/17		13,745	14,693
TOTAL U.S. TREASURY OBLIGATIONS			1,397,560
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,022,869)			2,008,407
U.S. Government Agency - Mortgage Securities - 1.7%
		Principal Amount (000s)(c)	Value (000s)
Fannie Mae - 1.1%
2.59% 9/1/33 (h)		$ 980	$ 1,007
2.767% 10/1/34 (h)		1,366	1,409
2.88% 4/1/36 (h)		210	214
2.995% 11/1/35 (h)		988	1,017
3.121% 10/1/35 (h)		213	220
3.176% 7/1/35 (h)		647	671
3.264% 9/1/34 (h)		901	930
3.553% 11/1/33 (h)		216	226
3.574% 4/1/35 (h)		1,281	1,331
3.625% 1/1/35 (h)		516	532
3.716% 3/1/33 (h)		304	315
3.731% 3/1/35 (h)		18,497	19,214
3.746% 11/1/36 (h)		552	574
3.897% 11/1/36 (h)		103	107
3.9% 9/1/36 (h)		826	859
3.929% 3/1/34 (h)		621	639
4% 9/1/13		455	467
4.146% 4/1/36 (h)		720	755
4.173% 2/1/35 (h)		2,807	2,903
4.217% 8/1/35 (h)		1,607	1,686
4.291% 6/1/36 (h)		125	130
4.411% 7/1/35 (h)		724	741
4.421% 7/1/35 (h)		1,508	1,563
4.532% 7/1/35 (h)		487	505
4.588% 9/1/35 (h)		1,869	1,944
4.639% 11/1/35 (h)		2,844	2,932
4.719% 2/1/35 (h)		3,991	4,073
4.726% 11/1/35 (h)		833	869
4.776% 7/1/35 (h)		644	667
4.889% 2/1/36 (h)		1,815	1,881
4.98% 12/1/32 (h)		684	715
4.988% 10/1/35 (h)		3,295	3,390
5% 1/1/14 to 5/1/22		217	226
5.007% 2/1/34 (h)		896	942
5.016% 5/1/35 (h)		1,676	1,733
5.054% 2/1/37 (h)		2,036	2,114
5.143% 7/1/35 (h)		1,059	1,085
5.185% 6/1/35 (h)		6,788	7,000
5.229% 2/1/37 (h)		3,180	3,313
5.242% 5/1/35 (h)		721	764
5.308% 3/1/36 (h)		5,173	5,426
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Fannie Mae - continued
5.498% 6/1/47 (h)		$ 350	$ 364
5.5% 3/1/12 to 1/1/24		1,804	1,909
5.591% 2/1/36 (h)		383	397
5.599% 4/1/36 (h)		1,853	1,947
5.858% 5/1/36 (h)		462	489
5.899% 6/1/35 (h)		1,546	1,637
6% 5/1/12 to 1/1/26		326	347
6.009% 4/1/36 (h)		6,371	6,651
6.213% 3/1/37 (h)		275	292
6.5% 12/1/12 to 9/1/32		3,356	3,630
7.5% 1/1/28		80	88
TOTAL FANNIE MAE			94,840
Freddie Mac - 0.6%
2.846% 6/1/33 (h)		600	618
2.997% 5/1/35 (h)		1,183	1,228
3.345% 3/1/35 (h)		458	466
3.374% 7/1/35 (h)		733	758
3.492% 6/1/35 (h)		1,565	1,620
3.615% 12/1/33 (h)		1,173	1,205
3.849% 1/1/35 (h)		1,559	1,622
3.987% 3/1/37 (h)		1,415	1,440
4.009% 10/1/35 (h)		837	865
4.091% 10/1/36 (h)		770	803
4.401% 4/1/34 (h)		6,340	6,613
4.5% 8/1/33		586	589
4.789% 2/1/36 (h)		168	176
5.041% 4/1/35 (h)		1,673	1,742
5.094% 7/1/35 (h)		416	428
5.138% 4/1/35 (h)		57	60
5.206% 12/1/36 (h)		3,183	3,317
5.215% 5/1/37 (h)		278	288
5.27% 2/1/36 (h)		47	49
5.285% 4/1/37 (h)		283	293
5.297% 9/1/35 (h)		504	525
5.446% 3/1/37 (h)		236	241
5.521% 1/1/36 (h)		532	554
5.581% 3/1/36 (h)		2,842	3,007
5.64% 1/1/36 (h)		226	235
5.684% 10/1/35 (h)		204	216
5.724% 5/1/37 (h)		3,571	3,699
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Freddie Mac - continued
5.724% 5/1/37 (h)		$ 599	$ 617
5.748% 5/1/37 (h)		1,901	1,964
5.765% 4/1/37 (h)		1,410	1,452
5.829% 6/1/37 (h)		1,142	1,190
5.981% 1/1/37 (h)		1,108	1,173
6.182% 6/1/37 (h)		298	316
6.27% 7/1/36 (h)		512	545
6.42% 6/1/37 (h)		166	175
6.466% 2/1/37 (h)		282	300
6.5% 10/1/10 to 3/1/22		5,006	5,388
6.622% 8/1/37 (h)		985	1,042
7.347% 4/1/37 (h)		78	83
8.5% 3/1/20		6	6
TOTAL FREDDIE MAC			46,908
Government National Mortgage Association - 0.0%
6.5% 4/15/26 to 5/15/26		32	34
7% 9/15/25 to 8/15/31		56	61
7.5% 2/15/22 to 8/15/28		104	114
8% 9/15/26 to 12/15/26		22	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			234
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $138,694)			141,982
Asset-Backed Securities - 0.3%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.019% 3/25/17 (h)	EUR	1,009	953
Auto ABS Compartiment Series 2006-1 Class B, 0.983% 7/25/17 (h)	EUR	500	594
Clock Finance BV Series 2007-1:
Class B2, 0.935% 2/25/15 (h)	EUR	700	802
Class C2, 1.115% 2/25/15 (h)	EUR	400	372
Geldilux Ltd. Series 2007-TS Class C, 1.244% 9/8/14 (h)	EUR	400	392
GLS Ltd. Series 2006-1 Class C, 1.242% 7/15/14 (h)	EUR	323	458
Lambda Finance BV:
Series 2005-1X Class C1, 1.2341% 11/15/29 (h)	GBP	500	549
Series 2007-1X Class A2, 0.872% 9/20/31 (h)	EUR	3,500	4,710
Asset-Backed Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 0.7131% 12/21/37 (h)	GBP	190	$ 287
Series 18X Class BC, 1.1122% 9/21/38 (h)	EUR	600	163
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.024% 1/30/40 (h)	EUR	400	560
Class D, 1.224% 1/30/40 (h)	EUR	550	764
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.024% 1/30/40 (h)	EUR	550	770
Class C, 1.224% 1/30/40 (h)	EUR	450	625
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.386% 3/10/17 (h)	EUR	1,000	266
Southern Gas Networks PLC Class A1, 0.979% 10/21/10 (h)	EUR	1,650	2,337
Stichting Mars Series 2006 Class C, 1.027% 8/28/14 (h)	EUR	1,000	709
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,550	5,845
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	73
VCL No. 11 Ltd. Class A, 1.583% 8/21/15 (h)	EUR	2,478	3,554
Volkswagen Car Lease Series 9 Class B, 0.613% 4/21/12 (h)	EUR	65	93
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.4938% 10/25/45 (h)	GBP	526	102
TOTAL ASSET-BACKED SECURITIES (Cost $29,589)			24,978
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.984% 2/17/52 (h)	EUR	800	931
EPIC PLC Series BROD Class D, 1.217% 1/22/16 (h)	EUR	268	115
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.573% 12/20/54 (h)	EUR	595	756
Series 2005-4 Class A5, 0.583% 12/20/54 (h)	EUR	485	616
Granite Mortgages PLC 0.4134% 3/20/44 (h)	GBP	328	471
RMAC PLC Series 2005-NS4X Class M2A, 0.7843% 12/12/43 (h)	GBP	1,443	440
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 0.5243% 6/12/44 (h)	GBP	1,250	368
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Private Sponsor - continued
Shield BV Series 1 Class C, 1.129% 1/20/14 (h)	EUR	900	$ 1,118
Silverstone Master Issuer PLC Series 2009-1 Class A2, 0% 1/21/55 (h)	GBP	1,950	3,168
TOTAL PRIVATE SPONSOR			7,983
U.S. Government Agency - 0.6%
Fannie Mae floater Series 2007-95 Class A1, 0.4813% 8/27/36 (h)		$ 4,353	4,179
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		145	156
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,548
Series 2003-70 Class BJ, 5% 7/25/33		890	916
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,333
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,054
Series 2004-81 Class KD, 4.5% 7/25/18		3,035	3,179
Series 2005-52 Class PB, 6.5% 12/25/34		2,176	2,326
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		510	547
Series 2004-95 Class AN, 5.5% 1/25/25		1,574	1,682
Series 2005-117, Class JN, 4.5% 1/25/36		808	774
Series 2005-29 Class KA, 4.5% 2/25/35		2,123	2,200
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,703
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		293	313
Series 2115 Class PE, 6% 1/15/14		89	94
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7331% 1/15/30 (h)		2,029	2,027
Series 2630 Class FL, 0.7331% 6/15/18 (h)		104	104
Series 2861 Class GF, 0.5331% 1/15/21 (h)		437	437
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		562	599
Series 2381 Class OG, 5.5% 11/15/16		403	432
Series 2425 Class JH, 6% 3/15/17		706	756
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,699
Series 2695 Class DG, 4% 10/15/18		3,865	3,946
Series 2831 Class PB, 5% 7/15/19		3,990	4,228
Series 2866 Class XE, 4% 12/15/18		5,780	6,001
Series 2996 Class MK, 5.5% 6/15/35		632	673
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 763	$ 822
Series 2570 Class CU, 4.5% 7/15/17		179	186
Series 2572 Class HK, 4% 2/15/17		227	233
Series 2627:
Class BG, 3.25% 6/15/17		129	131
Class KP, 2.87% 12/15/16		116	118
Series 2860 Class CP, 4% 10/15/17		186	190
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,249
Series 2863 Class DB, 4% 9/15/14		195	201
Series 2975 Class NA, 5% 7/15/23		87	86
TOTAL U.S. GOVERNMENT AGENCY			51,122
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,980)			59,105
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1:
Class A, 0.7681% 1/15/17 (h)	GBP	500	630
Class C, 1.0518% 1/15/17 (h)	GBP	200	178
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.145% 10/22/37 (h)	GBP	1,000	646
Enterprise Inns PLC 6.5% 12/6/18	GBP	2,525	3,301
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (h)	GBP	297	176
FCC Proudreed Properties Class A, 0.944% 8/18/17 (h)	EUR	520	573
German Residential Asset Note Distributor PLC Series 1 Class A, 0.979% 7/20/16 (h)	EUR	1,263	1,506
JLOC 36 LLC:
Class A1, 0.575% 2/16/16 (h)	JPY	66,460	428
Class B, 0.745% 2/16/16 (h)	JPY	73,920	199
JLOC 37 LLC Series X Class B1, 0.72% 1/15/15 (h)	JPY	73,205	197
London & Regional Debt Securitisation No. 1 PLC Class A, 0.7781% 10/15/14 (h)	GBP	650	853
Opera Finance (CMH) PLC Class B, 1.042% 1/15/15 (h)	EUR	1,100	551
Opera Finance (LAKESIDE) PLC 1.1375% 7/31/13 (h)	GBP	948	1,418
Commercial Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Real Estate Capital Foundation Ltd. Series 3 Class A, 0.7685% 7/15/16 (h)	GBP	1,708	$ 1,960
REC Plantation Place Ltd. Series 5 Class A, 1.1444% 7/25/16 (h)	GBP	879	1,106
Silver Maple Investment Co. Ltd. Class 2A, 0.884% 4/30/14 (h)	EUR	700	921
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (h)	EUR	1,100	724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,955)			15,367
Foreign Government and Government Agency Obligations - 19.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 11,668	8,721
par 2.5% 12/31/38 (e)		7,920	2,752
7% 3/28/11		115,060	111,947
7% 9/12/13		83,625	74,663
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,064
Banco Central del Uruguay:
value recovery A rights 1/2/21 (k)		1,000,000	0*
value recovery B rights 1/2/21 (k)		750,000	0*
Barbados Government 7.25% 12/15/21 (f)		1,710	1,710
Brazilian Federative Republic:
6% 9/15/13		1,133	1,173
8.25% 1/20/34		2,095	2,650
8.75% 2/4/25		2,960	3,804
12.25% 3/6/30		3,235	5,629
Canadian Government:
1.25% 12/1/11	CAD	45,300	42,931
3% 6/1/14	CAD	18,250	17,638
3.75% 6/1/10	CAD	20,000	19,301
3.75% 6/1/19	CAD	25,800	24,824
4% 6/1/16	CAD	60,500	60,551
5% 6/1/37	CAD	26,400	28,916
Cayman Island Government 5.95% 11/24/19 (f)		2,805	2,781
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		324	160
warrants 11/15/20 (a)(k)		2,750	344
Colombian Republic:
7.375% 9/18/37		5,125	5,586
11.75% 2/25/20		1,250	1,800
Congo Republic 3% 6/30/29 (e)		11,291	5,702
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Croatia Republic 6.75% 11/5/19 (f)		$ 4,885	$ 5,264
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,550	1,616
8.25% 10/24/12 (f)		5,465	5,779
Dominican Republic:
1.2888% 8/30/24 (h)		4,323	3,242
9.04% 1/23/18 (f)		8,066	8,752
9.5% 9/27/11 (Reg. S)		8,178	8,505
Ecuador Republic 5% 2/28/25		1,580	853
El Salvador Republic:
7.375% 12/1/19 (f)		2,290	2,353
7.65% 6/15/35 (Reg. S)		3,285	3,236
7.75% 1/24/23 (Reg. S)		1,900	2,024
8.25% 4/10/32 (Reg. S)		1,435	1,492
Gabonese Republic 8.2% 12/12/17 (f)		9,075	9,551
Georgia Republic 7.5% 4/15/13		5,060	5,136
German Federal Republic:
2.5% 10/10/14	EUR	41,025	58,926
3% 3/12/10	EUR	65,730	94,550
3.25% 1/4/20	EUR	43,090	60,969
4.75% 7/4/40	EUR	25,300	40,207
Ghana Republic 8.5% 10/4/17 (f)		8,605	8,777
Greek Government 6% 7/19/19	EUR	9,000	13,157
Indonesian Republic:
6.625% 2/17/37 (f)		4,700	4,630
6.875% 3/9/17 (f)		2,845	3,115
6.875% 1/17/18 (f)		5,735	6,280
7.25% 4/20/15 (f)		2,985	3,358
7.75% 1/17/38 (f)		5,660	6,226
8.5% 10/12/35 (Reg. S)		4,790	5,748
11.625% 3/4/19 (f)		5,545	8,013
Irish Republic 5.9% 10/18/19	EUR	2,500	3,858
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,215	9,645
Italian Republic:
4.25% 3/1/20	EUR	49,300	71,347
5% 9/1/40	EUR	17,350	25,634
Japan Government:
0.4% 5/15/11	JPY	9,598,200	103,465
0.6% 9/20/14	JPY	2,640,000	28,554
2.1% 9/20/29	JPY	1,500,000	16,121
2.2% 9/20/39	JPY	3,015,000	31,939
Lebanese Republic 8.625% 6/20/13 (Reg. S)		1,465	1,626
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Lithuanian Republic 6.75% 1/15/15 (f)		$ 5,700	$ 5,828
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (h)		3,960	3,930
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,495
Peruvian Republic:
3% 3/7/27 (e)		900	729
7.35% 7/21/25		3,410	3,904
Philippine Republic:
9.5% 2/2/30		2,140	2,846
10.625% 3/16/25		2,040	2,879
Republic of Fiji 6.875% 9/13/11		1,695	1,670
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,975	6,956
Republic of Serbia 6.75% 11/1/24 (f)		15,405	15,174
Russian Federation:
7.5% 3/31/30 (Reg. S)		70,829	79,860
12.75% 6/24/28 (Reg. S)		8,740	14,858
Turkish Republic:
6.75% 4/3/18		5,860	6,312
6.875% 3/17/36		12,320	12,457
7% 9/26/16		5,240	5,766
7.25% 3/5/38		8,050	8,460
7.375% 2/5/25		12,955	14,257
UK Treasury GILT:
2.75% 1/22/15	GBP	1,550	2,465
4% 3/7/22	GBP	2,400	3,758
4.75% 6/7/10	GBP	34,370	56,577
4.75% 12/7/38	GBP	30,500	51,994
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		7,635	6,948
Ukraine Government:
6.385% 6/26/12 (f)		5,990	5,092
6.75% 11/14/17 (f)		6,125	4,655
United Mexican States:
7.5% 4/8/33		1,770	2,018
8.3% 8/15/31		1,710	2,114
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	39,492	1,985
6.875% 9/28/25		2,250	2,385
8% 11/18/22		7,512	8,582
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		3,260	86
1.2831% 4/20/11 (Reg. S) (h)		33,185	29,203
5.375% 8/7/10 (Reg. S)		4,010	3,925
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,450	$ 1,915
8.5% 10/8/14		5,905	4,621
9% 5/7/23 (Reg. S)		19,470	13,045
9.25% 9/15/27		14,690	10,797
9.375% 1/13/34		4,855	3,289
10.75% 9/19/13		32,798	28,944
13.625% 8/15/18		16,755	15,205
Vietnamese Socialist Republic:
4% 3/12/28 (e)		11,150	8,586
6.875% 1/15/16 (f)		2,565	2,648
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,511,272)			1,549,812
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		5,720	5,942
European Investment Bank 11.25% 12/2/11 (f)	ZMK	7,800,000	1,698
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,507)			7,640
Common Stocks - 0.5%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(l)	113,725	0*
Remy International, Inc. (a)	40,800	41
Media - 0.1%
Charter Communications, Inc. Class A (a)	102,806	3,650
SuperMedia, Inc. (a)	7,045	247
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		3,897
TOTAL CONSUMER DISCRETIONARY		3,938
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. (a)	159,548	4,405
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.2%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	810,725	$ 9,226
Building Products - 0.1%
Nortek, Inc. (a)	266,722	9,335
Nortek, Inc. warrants 12/7/14 (a)	7,154	91
		9,426
TOTAL INDUSTRIALS		18,652
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	546,000	2
MagnaChip Semiconductor LLC (a)	392,246	55
		57
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp. (a)	591,147	10,274
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,300	481
TOTAL MATERIALS		10,755
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	148
TOTAL COMMON STOCKS (Cost $43,275)		37,955
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	269
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	19,936	13,158
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,158
TOTAL PREFERRED STOCKS (Cost $10,141)		13,427
Floating Rate Loans - 6.4%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.3%
Lear Corp. term loan 7.5% 10/25/14 (h)	$ 300	300
Visteon Corp. term loan 4.426% 6/13/13 (b)(h)	20,095	22,105
		22,405
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.2313% 9/30/12 (h)	132	126
Tranche B, term loan 3.2669% 9/30/13 (h)	2,817	2,690
Ford Motor Co. term loan 3.2871% 12/15/13 (h)	21,551	19,989
		22,805
Diversified Consumer Services - 0.2%
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (h)	12,836	11,680
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (h)	6,332	5,762
Tranche DD, term loan 2.74% 7/24/14 (h)	652	593
		18,035
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2826% 2/16/14 (h)	140	97
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (h)	146	126
Tranche B, term loan 2.01% 5/23/14 (h)	721	623
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (h)	41	33
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.67% 6/14/14 (h)	$ 447	$ 364
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (h)	15,393	15,008
		16,251
Media - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (h)	18,696	17,481
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2844% 6/12/14 (h)	41,138	36,201
Tranche 2LN, term loan 17.5% 12/12/14 (h)	32,282	6,456
Idearc, Inc. term loan 10.25% 12/31/15 (h)	1,519	1,466
The Reader's Digest Association, Inc. term loan 0.4723% 3/2/14 (b)(h)	4,219	2,152
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (h)	25,720	22,184
		85,940
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.51% 5/28/13 (h)	6,732	6,126
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (h)	9,811	8,855
Tranche B2, term loan 4.8125% 7/31/16 (h)	23,045	21,662
		36,643
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4819% 4/4/14 (h)	1,580	1,422
TOTAL CONSUMER DISCRETIONARY		203,501
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 1.99% 6/4/14 (h)	2,653	2,334
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.2623% 1/15/12 (h)	4,769	4,674
TOTAL CONSUMER STAPLES		7,008
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (h)	$ 1,700	$ 1,675
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (h)	405	365
		2,040
FINANCIALS - 0.7%
Diversified Financial Services - 0.4%
CIT Group, Inc.:
term loan 13% 1/20/12 (h)	2,395	2,473
Tranche A, term loan 9.5% 1/20/12 (h)	11,710	11,856
Clear Channel Capital I LLC Tranche B, term loan 3.8809% 1/29/16 (h)	15,849	13,154
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(h)	2,223	1,417
		28,900
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (h)	1,930	1,722
Tranche 2LN, term loan 13.5% 10/15/17	12,670	13,494
Tranche B, term loan 3.2869% 10/10/13 (h)	7,168	6,397
Tranche DD, term loan 3.2857% 10/10/13 (h)	6,946	6,165
		27,778
TOTAL FINANCIALS		56,678
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4809% 4/10/14 (h)	2,054	1,797
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0053% 2/21/13 (h)	83	64
Tranche 2LN, term loan 10.2553% 2/21/14 (h)	140	85
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 5.99% 3/28/14 (h)	70	62
		211
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (h)	469	471
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
Tranche 2LN, term loan 3.5344% 4/30/14 (h)	$ 10,265	$ 8,571
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (h)	12,525	9,895
		18,937
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (h)	650	546
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8786% 12/3/14 (h)	3,462	3,081
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (h)	53	52
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (h)	4,050	3,787
		3,839
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (h)	15,037	13,759
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (h)	810	138
TOTAL INDUSTRIALS		40,511
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (h)	1,477	1,396
Tranche B A2, term loan 2.4809% 10/1/14 (h)	2,544	2,404
Tranche B A3, term loan 2.4809% 10/1/14 (h)	2,967	2,804
Tranche B-A, term loan 2.5138% 10/1/14 (h)	5,141	4,858
Tranche B-B, term loan 2.5397% 10/1/12 (h)	3,307	3,174
		14,636
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.2327% 3/20/13 (h)	3,532	3,514
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan:
1.9853% 12/1/13 (h)	$ 27,507	$ 24,206
12.5% 12/15/14	4,685	4,849
		29,055
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (h)	11,836	10,889
Tranche 2LN, term loan 6.0006% 6/11/15 (h)	1,790	1,539
Open Solutions, Inc. term loan 2.405% 1/23/14 (h)	233	196
		12,624
TOTAL INFORMATION TECHNOLOGY		59,829
MATERIALS - 0.7%
Chemicals - 0.5%
Lyondell Chemical Co. term loan:
5.7982% 12/20/13 (h)	17,082	12,641
8.6678% 4/6/10 (h)(m)	8,635	9,002
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (h)	15,084	13,576
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9.25% 6/20/10 (h)	1,281	1,292
Tranche B 2LN, term loan 9.25% 6/20/10 (h)	344	347
		36,858
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2542% 4/3/15 (h)	12,779	11,118
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (h)	5,762	5,633
		16,751
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (h)(m)	1,162	1,174
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(h)	633	13
12.5% 12/19/13 (h)	1,371	733
Tranche C 1LN, term loan 4.25% 12/19/13 (h)	879	646
		2,566
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (h)	$ 1,472	$ 544
TOTAL MATERIALS		56,719
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.9256% 3/21/15 (h)	2,840	2,851
Tranche B 1LN, term loan 3.9256% 5/26/13 (h)	1,280	1,238
Tranche C 1LN, term loan 4.9256% 5/26/14 (h)	1,280	1,238
		5,327
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (h)	1,590	1,522
Intelsat Jackson Holdings Ltd. term loan 3.2347% 2/1/14 (h)	17,225	15,589
		17,111
TOTAL TELECOMMUNICATION SERVICES		22,438
UTILITIES - 0.9%
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (h)	31,079	25,407
Tranche B2, term loan 3.7349% 10/10/14 (h)	27,768	22,562
Tranche B3, term loan 3.7349% 10/10/14 (h)	30,523	24,647
		72,616
TOTAL FLOATING RATE LOANS (Cost $452,125)		523,137
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (h) (Cost $5,151)	7,048	5,779
Fixed-Income Funds - 4.5%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (i) (Cost $321,858)	3,934,348	$ 366,878
Preferred Securities - 0.6%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 17,100	17,756
Net Servicos de Comunicacao SA 9.25% (f)	13,150	13,302
		31,058
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	16,000	15,770
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (h)	150,000	1,464
TOTAL PREFERRED SECURITIES (Cost $46,976)		48,292
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.16% (j) (Cost $419,191)	419,190,819	419,191
Other - 0.0%
	Principal Amount (000s)(c)
Delta Air Lines ALPA Claim (a)	$ 8,380	42
Idearc, Inc. Claim (a)	1,675	0*
TOTAL OTHER (Cost $63)	42
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $7,808,052)	8,130,354
NET OTHER ASSETS - 0.2%	12,735
NET ASSETS - 100%	$ 8,143,089
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	$ (261)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	414
		$ 20,000	$ 153
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $995,880,000 or 12.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,544,000 or 2.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,575,000 and $3,704,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,754
Fidelity Floating Rate Central Fund	16,330
Total	$ 18,084
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 167,148	$ 148,598	$ 68,609	$ 366,878	12.1%
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,938	$ 3,691	$ 247	$ -
Financials	17,563	4,405	13,158	-
Industrials	18,652	9,226	-	9,426
Information Technology	57	-	2	55
Materials	11,024	10,755	269	-
Utilities	148	148	-	-
Corporate Bonds	2,908,362	-	2,908,045	317
U.S. Government and Government Agency Obligations	2,008,407	-	2,008,407	-
U.S. Government Agency - Mortgage Securities	141,982	-	141,982	-
Asset-Backed Securities	24,978	-	23,804	1,174
Collateralized Mortgage Obligations	59,105	-	59,105	-
Commercial Mortgage Securities	15,367	-	14,640	727
Foreign Government and Government Agency Obligations	1,549,812	-	1,548,997	815
Supranational Obligations	7,640	-	7,640	-
Floating Rate Loans	523,137	-	523,137	-
Valuation Inputs at Reporting Date: - Continued
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Sovereign Loan Participations	$ 5,779	$ -	$ 5,779	$ -
Fixed-Income Funds	366,878	366,878	-	-
Preferred Securities	48,292	-	48,292	-
Money Market Funds	419,191	419,191	-	-
Other	42	-	-	42
Total Investments in Securities:	$ 8,130,354	$ 814,294	$ 7,303,504	$ 12,556
Derivative Instruments:
Assets
Swap Agreements	$ 414	$ -	$ 414	$ -
Liabilities
Swap Agreements	$ (261)	$ -	$ (261)	$ -
Total Derivative Instruments:	$ 153	$ -	$ 153	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 44,183
Total Realized Gain (Loss)	291
Total Unrealized Gain (Loss)	(3,586)
Cost of Purchases	9,849
Proceeds of Sales	(33,730)
Amortization/Accretion	65
Transfers in/out of Level 3	(4,516)
Ending Balance	$ 12,556
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (2,865)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 414	$ (261)
Total Value of Derivatives	$ 414	$ (261)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.4%
Germany	3.4%
Canada	3.0%
United Kingdom	2.8%
Argentina	2.7%
Bermuda	2.5%
Japan	2.3%
Netherlands	2.0%
Venezuela	1.9%
Italy	1.7%
Luxembourg	1.5%
Russia	1.2%
Others (individually less than 1%)	7.6%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $4,917,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,067,003)	$ 7,344,285
Fidelity Central Funds (cost $741,049)	786,069
Total Investments (cost $7,808,052)		$ 8,130,354
Cash		13,175
Foreign currency held at value (cost $168)		168
Receivable for investments sold
Regular delivery		13,216
Delayed delivery		2,892
Receivable for fund shares sold		20,151
Dividends receivable		2
Interest receivable		96,998
Distributions receivable from Fidelity Central Funds		1,295
Unrealized appreciation on swap agreements		414
Prepaid expenses		24
Other receivables		284
Total assets		8,278,973

Liabilities
Payable for investments purchased
Regular delivery	$ 86,506
Delayed delivery	2,890
Payable for fund shares redeemed	22,919
Distributions payable	7,215
Unrealized depreciation on swap agreements	261
Accrued management fee	3,803
Distribution fees payable	2,459
Other affiliated payables	1,117
Other payables and accrued expenses	8,714
Total liabilities		135,884

Net Assets		$ 8,143,089
Net Assets consist of:
Paid in capital		$ 7,767,320
Undistributed net investment income		81,639
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,087)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		322,217
Net Assets		$ 8,143,089

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,724,601 ÷ 307,150 shares)	$ 12.13

Maximum offering price per share (100/96.00 of $12.13)	$ 12.64
Class T: Net Asset Value and redemption price per share ($1,578,517 ÷ 130,227 shares)	$ 12.12

Maximum offering price per share (100/96.00 of $12.12)	$ 12.62
Class B: Net Asset Value and offering price per share ($348,220 ÷ 28,645 shares) A	$ 12.16

Class C: Net Asset Value and offering price per share ($1,336,085 ÷ 110,393 shares) A	$ 12.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,155,666 ÷ 94,360 shares)	$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Dividends		$ 4,324
Interest		444,644
Income from Fidelity Central Funds		18,084
Total income		467,052

Expenses
Management fee	$ 37,071
Transfer agent fees	10,290
Distribution fees	23,767
Accounting fees and expenses	1,431
Custodian fees and expenses	369
Independent trustees' compensation	22
Registration fees	401
Audit	119
Legal	107
Interest	4
Miscellaneous	110
Total expenses before reductions	73,691
Expense reductions	(3)	73,688
Net investment income		393,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	152,637
Fidelity Central Funds	(5,078)
Foreign currency transactions	286
Futures contracts	344
Swap agreements	978
Total net realized gain (loss)		149,167
Change in net unrealized appreciation (depreciation) on: Investment securities	1,213,670
Assets and liabilities in foreign currencies	(470)
Futures contracts	(369)
Swap agreements	2,794
Delayed delivery commitments	860
Total change in net unrealized appreciation (depreciation)		1,216,485
Net gain (loss)		1,365,652
Net increase (decrease) in net assets resulting from operations		$ 1,759,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 393,364	$ 326,344
Net realized gain (loss)	149,167	(130,150)
Change in net unrealized appreciation (depreciation)	1,216,485	(915,771)
Net increase (decrease) in net assets resulting from operations	1,759,016	(719,577)
Distributions to shareholders from net investment income	(327,674)	(299,025)
Distributions to shareholders from net realized gain	(66,147)	(37,399)
Total distributions	(393,821)	(336,424)
Share transactions - net increase (decrease)	1,449,870	379,487
Total increase (decrease) in net assets	2,815,065	(676,514)

Net Assets
Beginning of period	5,328,024	6,004,538
End of period (including undistributed net investment income of $81,639 and $16,489, respectively)	$ 8,143,089	$ 5,328,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Income from Investment Operations
Net investment income C	.681	.600	.616	.600	.571
Net realized and unrealized gain (loss)	2.345	(1.826)	(.019)	.248	(.255)
Total from investment operations	3.026	(1.226)	.597	.848	.316
Distributions from net investment income	(.566)	(.554)	(.607)	(.583)	(.551)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.666)	(.624)	(.737)	(.628)	(.706)
Net asset value, end of period	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return A, B	31.74%	(10.98)%	5.22%	7.54%	2.75%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of fee waivers, if any	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of all reductions	1.01%	1.02%	1.01%	.97%	.99%
Net investment income	6.14%	5.49%	5.27%	5.18%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 3,725	$ 2,174	$ 1,931	$ 954	$ 647
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Income from Investment Operations
Net investment income C	.675	.607	.620	.594	.564
Net realized and unrealized gain (loss)	2.341	(1.832)	(.021)	.248	(.245)
Total from investment operations	3.016	(1.225)	.599	.842	.319
Distributions from net investment income	(.566)	(.555)	(.609)	(.577)	(.544)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.666)	(.625)	(.739)	(.622)	(.699)
Net asset value, end of period	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return A, B	31.64%	(10.97)%	5.24%	7.49%	2.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of fee waivers, if any	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of all reductions	1.01%	1.01%	.99%	1.02%	1.05%
Net investment income	6.14%	5.50%	5.29%	5.13%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 1,579	$ 1,337	$ 1,983	$ 2,049	$ 1,427
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Income from Investment Operations
Net investment income C	.600	.525	.533	.511	.486
Net realized and unrealized gain (loss)	2.348	(1.831)	(.022)	.247	(.249)
Total from investment operations	2.948	(1.306)	.511	.758	.237
Distributions from net investment income	(.488)	(.474)	(.521)	(.493)	(.462)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.588)	(.544)	(.651)	(.538)	(.617)
Net asset value, end of period	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Total Return A, B	30.72%	(11.60)%	4.44%	6.70%	2.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.72%	1.76%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.72%	1.75%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.72%	1.75%	1.74%	1.75%	1.75%
Net investment income	5.43%	4.76%	4.54%	4.40%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 267	$ 335	$ 342	$ 342
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Income from Investment Operations
Net investment income C	.597	.517	.526	.503	.475
Net realized and unrealized gain (loss)	2.327	(1.817)	(.020)	.238	(.246)
Total from investment operations	2.924	(1.300)	.506	.741	.229
Distributions from net investment income	(.484)	(.470)	(.516)	(.486)	(.454)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.584)	(.540)	(.646)	(.531)	(.609)
Net asset value, end of period	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Total Return A, B	30.60%	(11.59)%	4.42%	6.57%	1.99%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of fee waivers, if any	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of all reductions	1.75%	1.79%	1.78%	1.81%	1.82%
Net investment income	5.40%	4.72%	4.50%	4.34%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,336	$ 800	$ 866	$ 683	$ 540
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Income from Investment Operations
Net investment income B	.710	.635	.652	.627	.599
Net realized and unrealized gain (loss)	2.361	(1.835)	(.027)	.252	(.262)
Total from investment operations	3.071	(1.200)	.625	.879	.337
Distributions from net investment income	(.591)	(.580)	(.635)	(.604)	(.572)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.691)	(.650)	(.765)	(.649)	(.727)
Net asset value, end of period	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Total Return A	31.92%	(10.67)%	5.42%	7.76%	2.91%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.78%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.78%	.78%	.77%	.79%	.81%
Expenses net of all reductions	.78%	.78%	.76%	.79%	.80%
Net investment income	6.37%	5.73%	5.52%	5.36%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,156	$ 750	$ 889	$ 655	$ 520
Portfolio turnover rate D	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 23, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 623,144
Gross unrealized depreciation	(251,448)
Net unrealized appreciation (depreciation)	$ 371,696

Tax Cost	$ 7,758,658

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,540
Capital loss carryforward	$ (4,917)
Net unrealized appreciation (depreciation)	$ 371,541

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 393,822	$ 328,410
Long-term Capital Gains	-	8,014
Total	$ 393,822	$ 336,424

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 344	$ (369)
Swap Agreements	978	2,794
Total Interest Rate Risk	1,322	2,425
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,322	$ 2,425

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $344 for futures contracts and $978 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(369) for futures contracts and $2,794 for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,935,144 and $7,130,288, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,093	$ 228
Class T	-%	.25%	3,628	18
Class B	.65%	.25%	2,727	1,982
Class C	.75%	.25%	10,319	2,432
			$ 23,767	$ 4,660

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 511
Class T	157
Class B*	586
Class C*	145
$ 1,399

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,350.15
Class T	2,212.15
Class B	648.21
Class C	1,513.15
Institutional Class	1,567.17
	$ 10,290

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $192.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 145,916	$ 114,810
Class T	74,724	85,638
Class B	13,400	13,635
Class C	45,479	38,561
Institutional Class	48,155	46,381
Total	$ 327,674	$ 299,025
From net realized gain
Class A	$ 30,314	$ 12,777
Class T	12,897	11,501
Class B	2,829	2,042
Class C	10,891	5,537
Institutional Class	9,216	5,542
Total	$ 66,147	$ 37,399

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	138,915	114,758	$ 1,553,818	$ 1,278,238
Reinvestment of distributions	14,252	10,676	161,349	115,815
Shares redeemed	(68,424)	(69,203)	(752,938)	(740,023)
Net increase (decrease)	84,743	56,231	$ 962,229	$ 654,030
Class T
Shares sold	30,555	27,141	$ 335,869	$ 300,576
Reinvestment of distributions	7,202	8,275	80,594	90,618
Shares redeemed	(44,403)	(69,215)	(485,844)	(756,721)
Net increase (decrease)	(6,646)	(33,799)	$ (69,381)	$ (365,527)
Class B
Shares sold	8,165	6,688	$ 90,422	$ 74,372
Reinvestment of distributions	1,115	1,092	12,582	11,949
Shares redeemed	(7,847)	(9,318)	(85,639)	(100,959)
Net increase (decrease)	1,433	(1,538)	$ 17,365	$ (14,638)
Class C
Shares sold	43,623	30,031	$ 485,642	$ 331,769
Reinvestment of distributions	3,723	2,962	42,110	32,228
Shares redeemed	(18,979)	(25,621)	(205,293)	(273,311)
Net increase (decrease)	28,367	7,372	$ 322,459	$ 90,686
Institutional Class
Shares sold	46,051	32,078	$ 519,754	$ 359,394
Reinvestment of distributions	3,632	3,394	41,290	37,416
Shares redeemed	(31,328)	(35,310)	(343,846)	(381,874)
Net increase (decrease)	18,355	162	$ 217,198	$ 14,936

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Capital Gains
Class A	02/16/10	02/12/10	$0.015
Class T	02/16/10	02/12/10	$0.015
Class B	02/16/10	02/12/10	$0.015
Class C	02/16/10	02/12/10	$0.015

A total of 6.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $216,382,868 of distributions paid during the period January 1, 2009 to December 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SI-UANN-0210
1.787727.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class	31.92%	6.62%	8.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Risk taking was mightily rewarded during the year ending December 31, 2009, and the bond markets were no exception. Improving conditions in the credit markets and early signs of stabilization in some leading economic indicators sparked greater demand for bonds farther out on the risk spectrum, reversing the steep demand for Treasuries seen in 2008 and early 2009. Fixed-income categories that typically present the greatest risk of default, such as high-yield bonds and emerging-markets debt, performed the best. Consequently, the Barclays Capital U.S. Government Bond Index was the only major bond index that fell during the period, declining 2.20%. By comparison, the below-investment-grade high-yield bond market produced the highest returns for the period, as evidenced by the 58.10% advance of The BofA Merrill Lynch US High Yield Constrained IndexSM. Foreign bonds also showed improvement during the year - fueled in part by currency gains - with emerging-markets debt making a notable comeback. The JPMorgan Emerging Markets Bond Index (EMBI) Global gained 28.18%. Higher-quality sovereign debt issued by the developed economies of the world also fared well, as illustrated by the 8.26% gain of the Citigroup® Non-U.S. Group of 7 Index.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity® Advisor Strategic Income Fund: During the year, the fund's Institutional Class shares rose 31.92%, outpacing the 25.83% return of the Fidelity Strategic Income Composite Index. While the fund's asset allocation and a small cash position were modest detractors, those negatives were more than offset by favorable security selection within the underlying subportfolios. All four sleeves handily beat their respective indexes. The emerging-markets debt category was a notable standout, outpacing its benchmark by a considerable margin to become the biggest contributor to relative performance. Strong holdings and a sizable overweighting in Argentina proved to be hugely rewarding for this subportfolio. Rock-solid security selection in the strong-performing technology sector and favorable positioning in lower-quality bonds helped the high-yield debt category deliver the fund's best absolute return for the period. Elsewhere, the U.S. government bond category provided the only negative absolute return for the year - a modest one at that. However, the subportfolio managed to outperform its benchmark due to favorable security selection among Treasury and agency securities. Lastly, the developed-markets debt sleeve also contributed to relative results, fueled by superior sector selection and currency gains.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.00%
Actual		$ 1,000.00	$ 1,138.80	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	.99%
Actual		$ 1,000.00	$ 1,138.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Class B	1.70%
Actual		$ 1,000.00	$ 1,135.50	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,016.64	$ 8.64
Class C	1.73%
Actual		$ 1,000.00	$ 1,133.90	$ 9.30
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,140.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.9	14.1
German Federal Republic	3.2	1.8
Freddie Mac	2.9	4.1
Fannie Mae	2.8	5.0
Argentine Republic	2.4	2.2
	29.2
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.5	10.7
Financials	8.0	6.7
Telecommunication Services	7.0	6.9
Materials	5.0	5.1
Energy	4.4	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Government and U.S. Government Agency Obligations† 27.0%	U.S. Government and U.S. Government Agency Obligations† 26.1%
AAA,AA,A 13.9%	AAA,AA,A 11.8%
BBB 4.7%	BBB 4.3%
BB 11.5%	BB 12.1%
B 20.0%	B 21.9%
CCC,CC,C 12.0%	CCC,CC,C 11.9%
D 0.5%	D 1.4%
Not Rated 4.2%	Not Rated 4.5%
Equities 0.7%	Equities 0.1%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 5.9%

† Includes FDIC Guaranteed Corporate Securities

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Preferred Securities 0.6%		Preferred Securities 0.6%
	Corporate Bonds 36.0%		Corporate Bonds 35.2%
	U.S. Government and U.S. Government Agency Obligations † 27.0%		U.S. Government and U.S. Government Agency Obligations † 26.1%
	Foreign Government & Government Agency Obligations 19.0%		Foreign Government & Government Agency Obligations 19.8%
	Floating Rate Loans 10.4%		Floating Rate Loans 11.9%
	Stocks 0.7%		Stocks 0.1%
	Other Investments 0.8%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	32.6%	** Foreign investments	32.7%
* Swaps	0.1%	** Swaps	0.1%

† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 35.7%
		Principal Amount (000s)(c)	Value (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 13,019
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,381
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		7,790	6,780
TOTAL ENERGY			9,161
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp.:
0.75% 8/1/27		1,040	1,004
1.25% 2/15/27		890	768
			1,772
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		393	388
6% 5/1/15		6,045	5,418
ON Semiconductor Corp. 0% 4/15/24		450	468
			6,274
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	26,809
TOTAL CONVERTIBLE BONDS			57,035
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - 35.0%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Affinia Group, Inc.:
9% 11/30/14		$ 2,950	$ 2,847
10.75% 8/15/16 (f)		760	824
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,819
Tenneco, Inc.:
8.125% 11/15/15		1,185	1,198
8.625% 11/15/14		11,065	11,065
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,286
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	328
7.25% 3/15/17 (f)		240	233
8.875% 12/1/17 (f)		1,550	1,593
			26,193
Automobiles - 0.2%
General Motors Corp.:
6.75% 5/1/28 (b)		10,500	2,678
7.125% 7/15/13 (b)		2,720	707
7.2% 1/15/11 (b)		1,395	370
7.4% 9/1/25 (b)		5,950	1,488
7.7% 4/15/16 (b)		8,489	2,207
8.1% 6/15/24 (b)		2,775	722
8.25% 7/15/23 (b)		11,040	2,926
8.375% 7/15/33 (b)		11,475	3,098
8.8% 3/1/21 (b)		785	206
			14,402
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	661
Hotels, Restaurants & Leisure - 1.4%
Carrols Corp. 9% 1/15/13		4,095	4,156
Harrah's Operating Co., Inc. 11.25% 6/1/17 (f)		11,755	12,299
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)		1,385	1,447
Lottomatica SpA 5.375% 12/5/16	EUR	550	783
MGM Mirage, Inc.:
5.875% 2/27/14		6,125	4,900
6.625% 7/15/15		20,369	15,888
6.75% 9/1/12		3,140	2,795
6.75% 4/1/13		11,450	9,818
6.875% 4/1/16		4,440	3,374
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16		$ 14,195	$ 11,072
7.625% 1/15/17		8,520	6,603
10.375% 5/15/14 (f)		2,750	2,998
11.125% 11/15/17 (f)		3,890	4,298
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		3,533	2,296
11.5% 11/1/17 (f)		7,050	7,156
Scientific Games Corp. 6.25% 12/15/12		660	648
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,155
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		5,450	5,804
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,460
Station Casinos, Inc.:
6% 4/1/12 (b)		9,620	1,455
6.5% 2/1/14 (b)		11,643	58
6.625% 3/15/18 (b)		11,970	60
6.875% 3/1/16 (b)		12,803	64
7.75% 8/15/16 (b)		14,415	2,252
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	2,013
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		3,030	2,966
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,022
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		575	58
12.75% 1/15/13 (b)		1,070	21
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		1,110	605
			115,524
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		2,925	2,928
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (f)		6,165	6,442
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,295
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,700	1,891
			18,556
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		$ 1,505	$ 1,546
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	735
			2,281
Media - 3.0%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,714
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,145	5,628
CanWest Media, Inc. 8% 9/15/12 (b)		444	370
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		19,569	23,042
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (f)(h)		8,610	8,847
10.875% 9/15/14 (e)(f)		16,315	18,191
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	1,489
5.5% 9/15/14		2,000	1,310
5.5% 12/15/16		1,890	1,049
5.75% 1/15/13		3,145	2,492
6.25% 3/15/11		175	164
6.875% 6/15/18		1,275	692
10.75% 8/1/16		22,800	18,012
11.75% 8/1/16 pay-in-kind (e)		4,225	2,937
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,490	1,520
Series B 9.25% 12/15/17 (f)		5,950	6,129
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	9,186
7% 10/1/13		9,095	9,368
7.125% 2/1/16		43,770	44,645
Haights Cross Communications, Inc. 12.5% 8/15/11 (b)(e)		1,550	93
iesy Repository GmbH 10.375% 2/15/15 (f)		1,205	1,253
Interpublic Group of Companies, Inc. 10% 7/15/17		2,530	2,808
Liberty Media Corp. 8.5% 7/15/29		6,535	5,988
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	0
MDC Partners, Inc. 11% 11/1/16 (f)		845	879
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	714
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		5,790	5,899
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		$ 7,095	$ 6,492
10% 8/1/14		3,620	3,765
11.5% 5/1/16		4,920	5,498
11.625% 2/1/14		2,535	2,849
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,337
10.375% 9/1/14 (f)		9,075	9,529
Sun Media Corp. Canada 7.625% 2/15/13		635	578
The Reader's Digest Association, Inc. 9% 2/15/17 (b)		3,000	38
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		29,390	28,067
Univision Communications, Inc. 12% 7/1/14 (f)		7,300	8,030
Videotron Ltd. 6.875% 1/15/14		550	554
WPP Finance SAS 5.25% 1/30/15	EUR	800	1,178
			245,334
Multiline Retail - 0.3%
Marks & Spencer PLC 6.125% 12/2/19	GBP	650	1,031
Matahari International Finance Co. BV 10.75% 8/7/12		7,310	7,602
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)		5,304	5,145
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	6,255
			20,033
Specialty Retail - 0.3%
Claire's Stores, Inc.:
9.25% 6/1/15		2,775	2,359
10.375% 6/1/15 pay-in-kind (h)		4,143	3,195
Michaels Stores, Inc.:
0% 11/1/16 (d)		445	365
10% 11/1/14		10,965	11,294
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		9,420	10,221
			27,434
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		$ 1,650	$ 1,733
9.75% 1/15/15		1,775	1,855
			3,588
TOTAL CONSUMER DISCRETIONARY			474,006
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	1,650	2,970
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		330	337
16% 3/27/12		150	138
16% 3/27/12 (f)		4,787	4,404
			7,849
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
7.5% 3/1/17		5,910	5,555
8.625% 3/1/15		835	726
9.375% 12/15/15		4,770	4,198
9.5% 6/15/17		5,710	4,968
10.25% 10/15/19 (f)		1,870	1,973
10.375% 7/15/16		4,970	5,293
Wal-Mart Stores, Inc. 4.875% 9/21/29	EUR	1,250	1,761
			24,474
Food Products - 0.3%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,750	1,796
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		5,200	5,889
Michael Foods, Inc. 8% 11/15/13		420	427
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		381	379
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	416
10.625% 4/1/17		1,015	1,056
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)		$ 3,250	$ 3,023
Smithfield Foods, Inc.:
7.75% 7/1/17		2,810	2,592
10% 7/15/14 (f)		5,540	5,956
			21,538
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	263
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	461
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,875	4,001
			4,462
TOTAL CONSUMER STAPLES			58,586
ENERGY - 4.1%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,486
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,059
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,990	5,264
			11,809
Oil, Gas & Consumable Fuels - 3.9%
Adaro Indonesia PT 7.625% 10/22/19 (f)		3,140	3,116
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,519
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	8,144
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,886
10.25% 6/1/14		2,220	2,398
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	4,367
8.875% 2/1/17		3,780	3,369
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,279
6.875% 11/15/20		12,030	11,609
7.25% 12/15/18		1,970	1,990
7.625% 7/15/13		11,615	12,167
9.5% 2/15/15		5,630	6,179
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,195
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. 8.25% 10/1/19 (f)		$ 885	$ 929
Denbury Resources, Inc. 9.75% 3/1/16		1,660	1,772
DONG Energy A/S 4.875% 12/16/21	EUR	1,350	1,910
Drummond Co., Inc.:
7.375% 2/15/16		6,605	6,473
9% 10/15/14 (f)		3,245	3,391
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,500
EXCO Resources, Inc. 7.25% 1/15/11		570	569
Forest Oil Corp. 8% 12/15/11		480	500
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	1,753
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,188
InterNorth, Inc. 9.625% 3/16/06 (b)		935	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		5,030	5,407
9.125% 7/2/18 (f)		3,735	4,127
11.75% 1/23/15 (f)		4,880	5,880
Mariner Energy, Inc.:
7.5% 4/15/13		2,900	2,886
8% 5/15/17		4,870	4,633
11.75% 6/30/16		4,955	5,525
Massey Energy Co. 6.875% 12/15/13		8,545	8,534
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,530	2,956
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		2,560	2,330
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	7,343
8.25% 12/15/14		1,360	1,125
9% 12/15/12 (f)		3,060	3,091
Peabody Energy Corp. 7.875% 11/1/26		5,640	5,809
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	963
6.625% 6/15/35		2,870	2,733
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,425	1,464
Petrohawk Energy Corp.:
7.875% 6/1/15		12,745	12,872
9.125% 7/15/13		10,710	11,165
Petroleos de Venezuela SA:
5.25% 4/12/17		50,740	27,653
5.375% 4/12/27		16,030	7,093
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		$ 3,105	$ 2,880
Petroleum Development Corp. 12% 2/15/18		4,390	4,527
Petroleum Export Ltd.:
4.623% 6/15/10		81	79
4.633% 6/15/10		302	298
5.265% 6/15/11 (Reg. S)		2,031	2,001
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	8,264
Plains Exploration & Production Co. 10% 3/1/16		10,150	11,038
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,713
Range Resources Corp. 7.375% 7/15/13		2,190	2,234
SandRidge Energy, Inc.:
8% 6/1/18 (f)		3,010	2,935
8.625% 4/1/15 pay-in-kind (h)		2,020	2,015
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,505
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,608
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		4,265	4,713
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	1,269
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	586
7.5% 4/1/17		7,600	8,428
7.625% 4/1/37		1,035	1,162
8% 2/1/16		1,160	1,333
8.375% 6/15/32		1,155	1,372
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		12,065	12,638
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	356
8.875% 7/15/12		1,455	1,681
Venoco, Inc. 11.5% 10/1/17 (f)		3,335	3,502
W&T Offshore, Inc. 8.25% 6/15/14 (f)		5,300	5,035
YPF SA 10% 11/2/28		8,835	8,769
			318,734
TOTAL ENERGY			330,543
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 6.7%
Capital Markets - 0.3%
3i Group PLC 0.918% 6/8/12 (h)	EUR	450	$ 583
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (h)	EUR	2,000	2,845
Goldman Sachs Group, Inc. 4.75% 10/12/21	EUR	1,400	1,821
HSBC Bank PLC:
3.75% 11/30/16	EUR	4,150	5,898
5.75% 6/27/17 (e)	GBP	1,130	1,886
Morgan Stanley:
4.5% 10/29/14	EUR	1,900	2,742
5.5% 10/2/17	EUR	1,100	1,606
UBS AG London Branch 6.375% 7/20/16	GBP	2,200	3,766
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,410
WestLB AG 3.5% 9/3/12	EUR	950	1,372
			23,929
Commercial Banks - 1.5%
African Export-Import Bank 8.75% 11/13/14		$ 2,870	3,028
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	3,050	4,319
Barclays Bank PLC 10% 5/21/21	GBP	1,070	2,115
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	4,600	6,777
Commonwealth Bank of Australia 5.5% 8/6/19	EUR	2,850	4,340
Development Bank of Philippines 8.375% (h)		6,055	6,146
DnB NOR Bank ASA 4.5% 5/29/14	EUR	1,600	2,404
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		20,370	17,416
Export-Import Bank of India 0.7863% 6/7/12 (h)	JPY	320,000	3,316
Fortis Banque SA 5.757% 10/4/17	EUR	1,100	1,662
HBOS Treasury Services PLC 0.6229% 1/19/10 (h)	CAD	1,500	1,428
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		11,970	12,209
Intesa Sanpaolo SpA 5% 9/23/19	EUR	2,900	4,228
KBC IFIMA NV 4.5% 9/17/14	EUR	2,200	3,197
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	6,410
Landesbank Berlin AG 5.875% 11/25/19	EUR	2,300	3,269
Rabobank Nederland:
0.856% 7/28/15 (h)	EUR	1,150	1,592
4% 9/10/15	GBP	4,550	7,425
4.75% 1/15/18	EUR	2,200	3,326
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,735
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	2,150	$ 3,651
Societe Generale SCF 4% 7/7/16	EUR	3,550	5,205
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	3,100	4,636
US Bank NA, Cincinnati 4.375% 2/28/17 (h)	EUR	1,600	2,199
Wachovia Bank NA 6% 5/23/13	EUR	2,200	3,402
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,427
Wells Fargo & Co. 7.98% (h)		2,035	2,035
			118,897
Consumer Finance - 2.1%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		$ 1,420	1,037
American Express Credit Corp. 5.375% 10/1/14	GBP	2,600	4,214
Ford Motor Credit Co. LLC:
7% 10/1/13		5,290	5,282
7.25% 10/25/11		12,485	12,609
7.375% 2/1/11		735	750
7.5% 8/1/12		9,230	9,322
8% 6/1/14		5,120	5,296
8% 12/15/16		18,125	18,149
12% 5/15/15		12,770	14,877
General Motors Acceptance Corp.:
6.75% 12/1/14		11,870	11,098
8% 11/1/31		7,330	6,595
GMAC LLC:
6% 4/1/11 (f)		1,435	1,413
6.75% 12/1/14 (f)		4,285	4,028
8% 11/1/31 (f)		62,448	56,515
GMAC, Inc. 1.75% 10/30/12		21,000	20,863
SLM Corp. 0.914% 12/15/10 (h)	EUR	1,100	1,481
			173,529
Diversified Financial Services - 1.4%
Bank of America Corp.:
4% 3/28/18 (h)	EUR	1,700	2,188
4.75% 5/6/19	EUR	600	780
6.125% 9/15/21	GBP	2,350	3,744
7% 6/15/16	EUR	2,200	3,523
8% (h)		5,365	5,177
8.125% (h)		7,380	7,122
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BAT International Finance PLC:
4.875% 2/24/21	EUR	600	$ 859
5.375% 6/29/17	EUR	900	1,372
6% 11/24/34	GBP	1,200	1,944
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,450	1,568
Broadgate PLC 1.3431% 10/5/25 (h)	GBP	655	720
CIT Group, Inc.:
7% 5/1/13		$ 1,854	1,742
7% 5/1/14		2,780	2,544
7% 5/1/15		2,780	2,488
7% 5/1/16		4,634	4,055
7% 5/1/17		6,488	5,628
Cloverie PLC 7.5% 7/24/39 (h)	EUR	1,200	1,882
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	241	417
8.151% 12/31/30	GBP	475	837
Finmeccanica Finance SA 5.25% 1/21/22	EUR	1,900	2,766
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,816
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,056
Greene King Finance PLC Series A1, 0.9856% 6/15/31 (h)	GBP	1,000	1,244
Imperial Tobacco Finance 8.375% 2/17/16	EUR	2,915	5,049
International Lease Finance Corp.:
5.625% 9/20/13		2,070	1,624
6.625% 11/15/13		8,745	7,040
Linde Finance BV 6.75% 12/8/15	EUR	1,750	2,914
NCO Group, Inc. 11.875% 11/15/14		2,185	1,672
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	70,842	2,267
Severn Trent Utilities Finance PLC 5.25% 3/11/16	EUR	2,500	3,800
TMK Capital SA 10% 7/29/11		10,000	10,262
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	1,036
UPC Germany GmbH 8.125% 12/1/17 (f)		7,210	7,282
UT2 Funding PLC 5.321% 6/30/16 (b)	EUR	430	391
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,589
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
WaMu Covered Bond Program: - continued
4.375% 5/19/14	EUR	650	$ 944
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)		$ 13,370	13,025
			115,367
Insurance - 0.5%
American International Group, Inc.:
4.25% 5/15/13		1,685	1,556
5.05% 10/1/15		2,765	2,307
5.45% 5/18/17		8,585	6,849
5.6% 10/18/16		4,760	3,939
5.85% 1/16/18		1,505	1,235
8.25% 8/15/18		5,085	4,774
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	2,400	3,507
Eureko BV:
5.125% (h)	EUR	2,290	2,328
7.375% 6/16/14	EUR	1,430	2,300
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	1,200	1,248
Mapfre SA 5.921% 7/24/37 (h)	EUR	1,450	1,760
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	1,400	1,530
5% 1/21/16 (h)	GBP	400	546
7.125% 10/19/16	GBP	1,500	2,395
USI Holdings Corp. 4.1475% 11/15/14 (f)(h)		920	756
			37,030
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (b)		5,135	4,936
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		9,470	9,434
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,102
Ventas Realty LP 6.5% 6/1/16		980	948
			21,420
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		6,420	7,174
Realogy Corp.:
10.5% 4/15/14		38,790	33,650
11.75% 4/15/14 pay-in-kind (h)		4,290	3,430
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		$ 6,175	$ 6,237
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,782
			52,273
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.314% (h)	EUR	1,000	1,074
4.604% (h)	EUR	2,000	2,275
			3,349
TOTAL FINANCIALS			545,794
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,530	1,618
Health Care Providers & Services - 1.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		7,720	8,473
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (h)		12,284	10,783
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,579
DaVita, Inc. 6.625% 3/15/13		5,230	5,256
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,036
HCA, Inc.:
5.75% 3/15/14		3,377	3,162
6.25% 2/15/13		1,755	1,707
6.375% 1/15/15		1,125	1,062
6.5% 2/15/16		4,220	3,977
6.75% 7/15/13		1,750	1,724
9.125% 11/15/14		7,020	7,406
9.25% 11/15/16		17,055	18,291
HealthSouth Corp. 8.125% 2/15/20		7,395	7,284
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	4,935
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,862
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	319
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,192
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
9.25% 2/1/15		$ 1,380	$ 1,463
9.875% 7/1/14		6,900	7,262
United Surgical Partners International, Inc. 8.875% 5/1/17		895	915
			93,688
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,808
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,775	5,515
Leiner Health Products, Inc. 11% 6/1/12 (b)		1,885	0*
Pfizer, Inc. 5.75% 6/3/21	EUR	3,150	5,048
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	3,283
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,540	3,979
			17,825
TOTAL HEALTH CARE			114,939
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	608
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		2,915	3,134
GeoEye, Inc. 9.625% 10/1/15 (f)		1,030	1,060
Hexcel Corp. 6.75% 2/1/15		2,350	2,256
Safran SA 4% 11/26/14	EUR	2,500	3,583
			10,641
Airlines - 0.5%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		5,145	5,711
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,955	6,580
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	726
Continental Airlines, Inc. 7.25% 11/10/19		5,065	5,154
Delta Air Lines, Inc.:
7.9% 12/15/49 (a)		16,400	164
9.5% 9/15/14 (f)		1,530	1,566
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)		$ 1,255	$ 13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,915	8,459
8.021% 8/10/22		4,555	3,997
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,253	1,982
8.028% 11/1/17		964	838
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,505	8,739
			43,960
Building Products - 0.2%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,950	3,270
Nortek, Inc. 11% 12/1/13		11,672	12,314
			15,584
Commercial Services & Supplies - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (f)		595	655
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	160
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	807
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,510	1,619
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,865
International Lease Finance Corp.:
4.75% 1/13/12		2,500	2,111
5% 9/15/12		2,715	2,277
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,736
7.75% 1/15/15		4,830	4,854
The Geo Group, Inc. 7.75% 10/15/17 (f)		1,320	1,353
			27,437
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,250	1,273
Odebrecht Finance Ltd. 7% 4/21/20 (f)		2,830	2,864
			4,137
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		$ 1,040	$ 1,040
General Cable Corp. 7.125% 4/1/17		680	668
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	914
			2,622
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,600	5,153
Sequa Corp.:
11.75% 12/1/15 (f)		10,805	10,103
13.5% 12/1/15 pay-in-kind (f)		4,393	4,086
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	1,075	1,672
			21,014
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,148
Cummins, Inc. 7.125% 3/1/28		1,870	1,845
Navistar International Corp. 8.25% 11/1/21		3,070	3,131
Terex Corp. 10.875% 6/1/16		5,025	5,578
			11,702
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,510	2,592
9.5% 12/15/14		5,215	5,189
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,886
US Shipping Partners LP 13% 8/15/14 (b)		3,185	0*
			9,667
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,628
7.625% 12/1/13		1,700	1,662
12.5% 4/1/16		2,850	3,278
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,270	1,060
TFM SA de CV 9.375% 5/1/12		6,450	6,660
			14,288
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	2,538
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (f)		$ 1,515	$ 970
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)		10,015	9,483
			12,991
Transportation Infrastructure - 0.2%
Atlantia SpA 5.625% 5/6/16	EUR	2,650	4,124
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	2,400	3,087
Trico Shipping AS 11.875% 11/1/14 (f)		9,180	9,616
			16,827
TOTAL INDUSTRIALS			190,870
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,494
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	14,361
6.5% 1/15/28		6,570	4,673
ViaSat, Inc. 8.875% 9/15/16 (f)		1,335	1,375
			26,903
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,450	1,602
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		4,145	3,958
12.25% 11/15/15 pay-in-kind (h)		932	878
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,399
Unisys Corp.:
12.5% 1/15/16		3,030	3,136
12.75% 10/15/14 (f)		437	507
14.25% 9/15/15 (f)		350	408
			14,286
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,470	3,453
Amkor Technology, Inc.:
7.125% 3/15/11		145	149
7.75% 5/15/13		1,040	1,058
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc.: - continued
9.25% 6/1/16		$ 8,580	$ 9,073
Avago Technologies Finance Ltd. 11.875% 12/1/15		8,455	9,311
Freescale Semiconductor, Inc.:
8.875% 12/15/14		20,000	18,600
9.875% 12/15/14 pay-in-kind (h)		29,573	25,960
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,100	3
NXP BV:
3.0344% 10/15/13 (h)		22,170	18,734
7.875% 10/15/14		20,330	18,602
9.5% 10/15/15		7,295	6,274
Spansion LLC 11.25% 1/15/16 (b)(f)		4,255	4,601
Viasystems, Inc.:
10.5% 1/15/11		4,065	4,070
12% 1/15/15 (f)		4,000	4,280
			124,168
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	657
TOTAL INFORMATION TECHNOLOGY			167,616
MATERIALS - 3.9%
Chemicals - 0.9%
Akzo Nobel Sweden Finance AB 7.75% 1/31/14	EUR	1,150	1,896
Ashland, Inc. 9.125% 6/1/17 (f)		2,490	2,720
Chemtura Corp. 6.875% 6/1/16 (b)		1,225	1,299
Georgia Gulf Corp. 9% 1/15/17 (f)		5,750	5,808
MacDermid, Inc. 9.5% 4/15/17 (f)		500	495
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	27,205
10.875% 12/1/14 pay-in-kind (h)		7,455	6,938
11.5% 12/1/16		14,455	12,793
NOVA Chemicals Corp.:
3.6494% 11/15/13 (h)		1,690	1,538
6.5% 1/15/12		5,775	5,775
Solutia, Inc. 8.75% 11/1/17		1,100	1,147
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Sterling Chemicals, Inc. 10.25% 4/1/15		$ 1,600	$ 1,528
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		3,430	2,813
			71,955
Construction Materials - 0.1%
Headwaters, Inc. 11.375% 11/1/14 (f)		1,025	1,069
Lafarge SA 8.75% 5/30/17	GBP	2,300	4,192
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,400	2,248
			7,509
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		640	613
Berry Plastics Holding Corp.:
4.1286% 9/15/14 (h)		640	506
8.875% 9/15/14		19,025	18,216
10.25% 3/1/16		4,055	3,528
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		3,600	3,960
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,085
7.5% 12/15/96		3,685	2,773
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,170	1,030
Rexam PLC 4.375% 3/15/13	EUR	1,150	1,671
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,845	5,151
Temple-Inland, Inc.:
6.625% 1/15/16		165	168
7.875% 5/1/12		3,735	4,032
Vitro SAB de CV:
8.625% 2/1/12 (b)		24,240	10,423
9.125% 2/1/17 (b)		2,210	950
			62,106
Metals & Mining - 2.0%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(h)		2,790	15
CSN Islands XI Corp. 6.875% 9/21/19 (f)		5,640	5,646
Edgen Murray Corp. 12.25% 1/15/15 (f)		8,545	8,374
Evraz Group SA 8.875% 4/24/13 (f)		8,450	8,450
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,945	5,143
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (f)		$ 33,980	$ 37,378
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		8,780	9,559
8.375% 4/1/17		34,820	38,128
International Steel Group, Inc. 6.5% 4/15/14		10,550	11,260
Ispat Inland ULC 9.75% 4/1/14		932	979
Novelis, Inc. 11.5% 2/15/15 (f)		1,185	1,256
RathGibson, Inc. 11.25% 2/15/14 (b)		5,905	1,897
Steel Dynamics, Inc.:
6.75% 4/1/15		4,545	4,511
7.375% 11/1/12		865	893
8.25% 4/15/16		865	900
Teck Resources Ltd.:
9.75% 5/15/14		6,275	7,255
10.25% 5/15/16		8,000	9,090
10.75% 5/15/19		9,360	10,951
			161,685
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		550	539
NewPage Corp.:
6.5306% 5/1/12 (h)		1,770	1,204
11.375% 12/31/14 (f)		4,775	4,847
Solo Cup Co. 8.5% 2/15/14		2,140	2,092
Stone Container Corp. 8.375% 7/1/12 (b)		3,005	2,659
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)		3,840	4,224
			15,565
TOTAL MATERIALS			318,820
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 3.7%
Alestra SA de RL de CV 11.75% 8/11/14 (f)		2,445	2,714
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,406
9% 8/15/31		3,655	3,591
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		$ 29,245	$ 29,574
France Telecom SA 5% 1/22/14	EUR	800	1,223
Global Crossing Ltd. 12% 9/15/15 (f)		3,130	3,420
Global Village Telecom Finance LLC 12% 6/30/11 (f)		8,564	8,799
Intelsat Bermuda Ltd.:
11.25% 2/4/17 (f)		13,720	13,651
12.5% 2/4/17 pay-in-kind (e)(f)		39,308	36,723
Intelsat Corp.:
9.25% 8/15/14		5,215	5,345
9.25% 6/15/16		8,820	9,129
Intelsat Ltd. 11.25% 6/15/16		27,785	29,938
Koninklijke KPN NV 5.625% 9/30/24	EUR	2,750	4,130
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		5,425	5,642
Qwest Communications International, Inc.:
7.5% 2/15/14		7,555	7,583
7.5% 2/15/14		1,655	1,661
Sprint Capital Corp.:
6.875% 11/15/28		64,015	53,212
6.9% 5/1/19		5,935	5,460
8.75% 3/15/32		40,225	37,912
Telecom Italia SpA 7.375% 12/15/17	GBP	2,750	4,952
Telefonica Emisiones SAU 5.289% 12/9/22	GBP	3,050	4,814
U.S. West Communications:
6.875% 9/15/33		2,535	2,231
7.25% 9/15/25		535	495
7.25% 10/15/35		1,455	1,244
7.5% 6/15/23		460	429
Wind Acquisition Finance SA:
10.75% 12/1/15 (f)		11,630	12,386
11.75% 7/15/17 (f)		13,825	15,000
			305,664
Wireless Telecommunication Services - 2.3%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,260	4,308
Digicel Group Ltd.:
8.875% 1/15/15 (f)		21,315	20,729
9.125% 1/15/15 pay-in-kind (f)(h)		7,565	7,442
12% 4/1/14 (f)		9,725	10,868
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		$ 4,220	$ 4,310
9.5% 6/15/16		19,260	20,656
11.5% 6/15/16		8,740	9,396
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,489
Millicom International Cellular SA 10% 12/1/13		12,670	13,113
Mobile Telesystems Finance SA 8% 1/28/12 (f)		7,884	8,258
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	8,819
7.375% 8/1/15		5,220	5,076
NII Capital Corp. 10% 8/15/16 (f)		16,260	17,032
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		9,500	8,645
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	10,722
Sprint Nextel Corp. 6% 12/1/16		6,700	6,114
Telecom Personal SA 9.25% 12/22/10 (f)		5,490	5,710
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		10,160	10,770
			184,457
TOTAL TELECOMMUNICATION SERVICES			490,121
UTILITIES - 2.0%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,691
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		145	138
Enel Finance International SA 5% 9/14/22	EUR	1,400	2,062
Intergen NV 9% 6/30/17 (f)		7,670	7,996
Majapahit Holding BV:
7.75% 10/17/16		3,935	4,132
7.75% 1/20/20 (f)		3,370	3,530
8% 8/7/19 (f)		2,455	2,596
National Power Corp. 6.875% 11/2/16 (f)		5,655	5,966
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		5,985	4,788
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.: - continued
Series B, 10.25% 11/1/15		$ 2,620	$ 2,096
11.25% 11/1/16 pay-in-kind		2,081	1,439
			37,434
Gas Utilities - 0.5%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,400	2,154
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		6,470	6,147
6.875% 11/4/11 (Reg. S)		14,104	14,351
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	8,025
8% 3/1/32		4,170	4,795
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		11,000	9,790
			45,262
Independent Power Producers & Energy Traders - 0.5%
Energy Future Holdings:
10.875% 11/1/17		41,465	33,587
12% 11/1/17 pay-in-kind (h)		7,011	4,765
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		2,500	0
6.4% 7/15/06 (b)		9,815	6
6.625% 11/15/05 (b)		2,200	1
6.725% 11/17/08 (b)(h)		684	0
6.75% 8/1/09 (b)		550	0*
6.875% 10/15/07 (b)		1,330	1
6.95% 7/15/28 (b)		1,204	0
7.125% 5/15/07 (b)		235	0*
7.375% 5/15/19 (b)		1,400	1
7.875% 6/15/03 (b)		235	0*
9.125% 4/1/03 (b)		50	0*
9.875% 6/5/03 (b)		4,720	3
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,285	2,362
Tenaska Alabama Partners LP 7% 6/30/21 (f)		989	960
			41,686
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (h)		$ 1,615	$ 1,870
Centrica PLC 6.375% 3/10/22	GBP	1,250	2,154
Hera SpA 4.5% 12/3/19	EUR	1,100	1,559
NiSource Finance Corp. 10.75% 3/15/16		18,183	22,405
Utilicorp United, Inc. 7.95% 2/1/11 (e)		39	41
Veolia Environnement 5.125% 5/24/22	EUR	900	1,307
			29,336
Water Utilities - 0.1%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	1,050	1,627
Thames Water Utility Finance 4.9% 6/30/15	GBP	2,900	4,687
			6,314
TOTAL UTILITIES			160,032
TOTAL NONCONVERTIBLE BONDS			2,851,327
TOTAL CORPORATE BONDS (Cost $2,716,406)			2,908,362
U.S. Government and Government Agency Obligations - 24.7%

Other Government Related - 2.1%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,041
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		4,900	4,933
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	14,868
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,096
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	28,890
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	6,919
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,081
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,524
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		12,000	12,135
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,551
2.125% 12/21/12 (FDIC Guaranteed) (g)		15,000	15,014
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.625% 12/28/12 (FDIC Guaranteed) (g)		$ 5,402	$ 5,501
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,216
Goldman Sachs Group, Inc. 1.625% 7/15/11 (FDIC Guaranteed) (g)		1,519	1,533
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)		520	538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,704
TOTAL OTHER GOVERNMENT RELATED			169,544
U.S. Government Agency Obligations - 4.7%
Fannie Mae:
0.875% 1/12/12		12,940	12,840
2% 1/9/12		15,000	15,218
2.5% 5/15/14		20,837	20,796
2.75% 3/13/14		29,550	29,801
3% 7/12/10		10,000	10,150
4.75% 11/19/12		15,800	17,105
Federal Home Loan Bank:
1% 12/28/11		7,240	7,210
1.5% 1/16/13		56,910	56,114
3.625% 10/18/13		36,405	38,136
Freddie Mac:
1.125% 12/15/11		12,220	12,182
1.375% 1/9/13		11,355	11,158
1.75% 6/15/12		52,714	52,947
2.125% 3/23/12		830	843
2.5% 4/23/14		29,260	29,243
3.75% 3/27/19		1,050	1,029
5% 2/16/17		8,600	9,348
5.125% 11/17/17		29,108	31,691
5.5% 8/23/17		14,000	15,625
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,059
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,654
5.685% 5/15/12		1,285	1,409
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		$ 455	$ 478
Tennessee Valley Authority 5.25% 9/15/39		5,600	5,508
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			385,544
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18		10,827	10,851
2% 4/15/12		42,931	44,908
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			55,759
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds:
3.5% 2/15/39		78,232	64,077
4.25% 5/15/39		44,024	41,300
4.375% 2/15/38		2,500	2,400
4.375% 11/15/39		3,000	2,872
4.5% 5/15/38		7,550	7,393
4.5% 8/15/39		16,300	15,931
5.25% 2/15/29		18,400	19,935
6.125% 8/15/29		9,487	11,390
6.25% 8/15/23		56,925	67,990
7.5% 11/15/16		2,850	3,592
7.5% 11/15/24		10,690	14,291
7.875% 2/15/21		6,800	9,140
8.125% 5/15/21		9,286	12,703
9.875% 11/15/15		11,595	15,931
U.S. Treasury Notes:
0.75% 11/30/11		53,794	53,443
0.875% 12/31/10		12,000	12,044
0.875% 3/31/11		35,180	35,245
1% 12/31/11		38,898	38,789
1.125% 12/15/11		16,050	16,056
1.125% 1/15/12		58,003	57,949
1.5% 10/31/10		948	956
1.5% 12/31/13		4,313	4,199
1.875% 2/28/14		85	84
1.875% 4/30/14		33,802	33,107
2% 11/30/13		4,841	4,815
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 5/31/14		$ 58,301	$ 57,905
2.375% 8/31/14		36,640	36,371
2.375% 9/30/14		20,438	20,266
2.375% 10/31/14		23,538	23,282
2.625% 6/30/14		52,438	52,819
2.625% 7/31/14		22,000	22,110
2.625% 12/31/14		74,341	74,126
2.625% 4/30/16		22,737	22,032
2.75% 2/28/13		92,964	95,782
2.75% 11/30/16		10,000	9,627
2.75% 2/15/19		23,501	21,636
2.875% 1/31/13		24,429	25,294
3% 8/31/16		44,945	44,204
3.125% 8/31/13		11,100	11,534
3.125% 9/30/13		34,572	35,931
3.125% 10/31/16		35,900	35,448
3.125% 5/15/19		59,907	56,734
3.25% 5/31/16		8,753	8,789
3.375% 6/30/13		8,470	8,890
3.375% 11/15/19		20,000	19,238
3.625% 5/15/13		33,692	35,671
3.625% 8/15/19		18,531	18,218
3.75% 11/15/18		34,582	34,579
3.875% 5/15/18		2,550	2,589
4% 8/15/18		5,478	5,595
4.25% 10/15/10		5,875	6,051
4.25% 11/15/17		28,890	30,280
4.5% 2/28/11		21,301	22,234
4.5% 5/15/17		13,745	14,693
TOTAL U.S. TREASURY OBLIGATIONS			1,397,560
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,022,869)			2,008,407
U.S. Government Agency - Mortgage Securities - 1.7%
		Principal Amount (000s)(c)	Value (000s)
Fannie Mae - 1.1%
2.59% 9/1/33 (h)		$ 980	$ 1,007
2.767% 10/1/34 (h)		1,366	1,409
2.88% 4/1/36 (h)		210	214
2.995% 11/1/35 (h)		988	1,017
3.121% 10/1/35 (h)		213	220
3.176% 7/1/35 (h)		647	671
3.264% 9/1/34 (h)		901	930
3.553% 11/1/33 (h)		216	226
3.574% 4/1/35 (h)		1,281	1,331
3.625% 1/1/35 (h)		516	532
3.716% 3/1/33 (h)		304	315
3.731% 3/1/35 (h)		18,497	19,214
3.746% 11/1/36 (h)		552	574
3.897% 11/1/36 (h)		103	107
3.9% 9/1/36 (h)		826	859
3.929% 3/1/34 (h)		621	639
4% 9/1/13		455	467
4.146% 4/1/36 (h)		720	755
4.173% 2/1/35 (h)		2,807	2,903
4.217% 8/1/35 (h)		1,607	1,686
4.291% 6/1/36 (h)		125	130
4.411% 7/1/35 (h)		724	741
4.421% 7/1/35 (h)		1,508	1,563
4.532% 7/1/35 (h)		487	505
4.588% 9/1/35 (h)		1,869	1,944
4.639% 11/1/35 (h)		2,844	2,932
4.719% 2/1/35 (h)		3,991	4,073
4.726% 11/1/35 (h)		833	869
4.776% 7/1/35 (h)		644	667
4.889% 2/1/36 (h)		1,815	1,881
4.98% 12/1/32 (h)		684	715
4.988% 10/1/35 (h)		3,295	3,390
5% 1/1/14 to 5/1/22		217	226
5.007% 2/1/34 (h)		896	942
5.016% 5/1/35 (h)		1,676	1,733
5.054% 2/1/37 (h)		2,036	2,114
5.143% 7/1/35 (h)		1,059	1,085
5.185% 6/1/35 (h)		6,788	7,000
5.229% 2/1/37 (h)		3,180	3,313
5.242% 5/1/35 (h)		721	764
5.308% 3/1/36 (h)		5,173	5,426
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Fannie Mae - continued
5.498% 6/1/47 (h)		$ 350	$ 364
5.5% 3/1/12 to 1/1/24		1,804	1,909
5.591% 2/1/36 (h)		383	397
5.599% 4/1/36 (h)		1,853	1,947
5.858% 5/1/36 (h)		462	489
5.899% 6/1/35 (h)		1,546	1,637
6% 5/1/12 to 1/1/26		326	347
6.009% 4/1/36 (h)		6,371	6,651
6.213% 3/1/37 (h)		275	292
6.5% 12/1/12 to 9/1/32		3,356	3,630
7.5% 1/1/28		80	88
TOTAL FANNIE MAE			94,840
Freddie Mac - 0.6%
2.846% 6/1/33 (h)		600	618
2.997% 5/1/35 (h)		1,183	1,228
3.345% 3/1/35 (h)		458	466
3.374% 7/1/35 (h)		733	758
3.492% 6/1/35 (h)		1,565	1,620
3.615% 12/1/33 (h)		1,173	1,205
3.849% 1/1/35 (h)		1,559	1,622
3.987% 3/1/37 (h)		1,415	1,440
4.009% 10/1/35 (h)		837	865
4.091% 10/1/36 (h)		770	803
4.401% 4/1/34 (h)		6,340	6,613
4.5% 8/1/33		586	589
4.789% 2/1/36 (h)		168	176
5.041% 4/1/35 (h)		1,673	1,742
5.094% 7/1/35 (h)		416	428
5.138% 4/1/35 (h)		57	60
5.206% 12/1/36 (h)		3,183	3,317
5.215% 5/1/37 (h)		278	288
5.27% 2/1/36 (h)		47	49
5.285% 4/1/37 (h)		283	293
5.297% 9/1/35 (h)		504	525
5.446% 3/1/37 (h)		236	241
5.521% 1/1/36 (h)		532	554
5.581% 3/1/36 (h)		2,842	3,007
5.64% 1/1/36 (h)		226	235
5.684% 10/1/35 (h)		204	216
5.724% 5/1/37 (h)		3,571	3,699
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Freddie Mac - continued
5.724% 5/1/37 (h)		$ 599	$ 617
5.748% 5/1/37 (h)		1,901	1,964
5.765% 4/1/37 (h)		1,410	1,452
5.829% 6/1/37 (h)		1,142	1,190
5.981% 1/1/37 (h)		1,108	1,173
6.182% 6/1/37 (h)		298	316
6.27% 7/1/36 (h)		512	545
6.42% 6/1/37 (h)		166	175
6.466% 2/1/37 (h)		282	300
6.5% 10/1/10 to 3/1/22		5,006	5,388
6.622% 8/1/37 (h)		985	1,042
7.347% 4/1/37 (h)		78	83
8.5% 3/1/20		6	6
TOTAL FREDDIE MAC			46,908
Government National Mortgage Association - 0.0%
6.5% 4/15/26 to 5/15/26		32	34
7% 9/15/25 to 8/15/31		56	61
7.5% 2/15/22 to 8/15/28		104	114
8% 9/15/26 to 12/15/26		22	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			234
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $138,694)			141,982
Asset-Backed Securities - 0.3%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.019% 3/25/17 (h)	EUR	1,009	953
Auto ABS Compartiment Series 2006-1 Class B, 0.983% 7/25/17 (h)	EUR	500	594
Clock Finance BV Series 2007-1:
Class B2, 0.935% 2/25/15 (h)	EUR	700	802
Class C2, 1.115% 2/25/15 (h)	EUR	400	372
Geldilux Ltd. Series 2007-TS Class C, 1.244% 9/8/14 (h)	EUR	400	392
GLS Ltd. Series 2006-1 Class C, 1.242% 7/15/14 (h)	EUR	323	458
Lambda Finance BV:
Series 2005-1X Class C1, 1.2341% 11/15/29 (h)	GBP	500	549
Series 2007-1X Class A2, 0.872% 9/20/31 (h)	EUR	3,500	4,710
Asset-Backed Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 0.7131% 12/21/37 (h)	GBP	190	$ 287
Series 18X Class BC, 1.1122% 9/21/38 (h)	EUR	600	163
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.024% 1/30/40 (h)	EUR	400	560
Class D, 1.224% 1/30/40 (h)	EUR	550	764
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.024% 1/30/40 (h)	EUR	550	770
Class C, 1.224% 1/30/40 (h)	EUR	450	625
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.386% 3/10/17 (h)	EUR	1,000	266
Southern Gas Networks PLC Class A1, 0.979% 10/21/10 (h)	EUR	1,650	2,337
Stichting Mars Series 2006 Class C, 1.027% 8/28/14 (h)	EUR	1,000	709
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,550	5,845
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	73
VCL No. 11 Ltd. Class A, 1.583% 8/21/15 (h)	EUR	2,478	3,554
Volkswagen Car Lease Series 9 Class B, 0.613% 4/21/12 (h)	EUR	65	93
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.4938% 10/25/45 (h)	GBP	526	102
TOTAL ASSET-BACKED SECURITIES (Cost $29,589)			24,978
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.984% 2/17/52 (h)	EUR	800	931
EPIC PLC Series BROD Class D, 1.217% 1/22/16 (h)	EUR	268	115
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.573% 12/20/54 (h)	EUR	595	756
Series 2005-4 Class A5, 0.583% 12/20/54 (h)	EUR	485	616
Granite Mortgages PLC 0.4134% 3/20/44 (h)	GBP	328	471
RMAC PLC Series 2005-NS4X Class M2A, 0.7843% 12/12/43 (h)	GBP	1,443	440
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 0.5243% 6/12/44 (h)	GBP	1,250	368
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Private Sponsor - continued
Shield BV Series 1 Class C, 1.129% 1/20/14 (h)	EUR	900	$ 1,118
Silverstone Master Issuer PLC Series 2009-1 Class A2, 0% 1/21/55 (h)	GBP	1,950	3,168
TOTAL PRIVATE SPONSOR			7,983
U.S. Government Agency - 0.6%
Fannie Mae floater Series 2007-95 Class A1, 0.4813% 8/27/36 (h)		$ 4,353	4,179
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		145	156
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,548
Series 2003-70 Class BJ, 5% 7/25/33		890	916
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,333
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,054
Series 2004-81 Class KD, 4.5% 7/25/18		3,035	3,179
Series 2005-52 Class PB, 6.5% 12/25/34		2,176	2,326
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		510	547
Series 2004-95 Class AN, 5.5% 1/25/25		1,574	1,682
Series 2005-117, Class JN, 4.5% 1/25/36		808	774
Series 2005-29 Class KA, 4.5% 2/25/35		2,123	2,200
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,703
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		293	313
Series 2115 Class PE, 6% 1/15/14		89	94
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7331% 1/15/30 (h)		2,029	2,027
Series 2630 Class FL, 0.7331% 6/15/18 (h)		104	104
Series 2861 Class GF, 0.5331% 1/15/21 (h)		437	437
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		562	599
Series 2381 Class OG, 5.5% 11/15/16		403	432
Series 2425 Class JH, 6% 3/15/17		706	756
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,699
Series 2695 Class DG, 4% 10/15/18		3,865	3,946
Series 2831 Class PB, 5% 7/15/19		3,990	4,228
Series 2866 Class XE, 4% 12/15/18		5,780	6,001
Series 2996 Class MK, 5.5% 6/15/35		632	673
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 763	$ 822
Series 2570 Class CU, 4.5% 7/15/17		179	186
Series 2572 Class HK, 4% 2/15/17		227	233
Series 2627:
Class BG, 3.25% 6/15/17		129	131
Class KP, 2.87% 12/15/16		116	118
Series 2860 Class CP, 4% 10/15/17		186	190
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,249
Series 2863 Class DB, 4% 9/15/14		195	201
Series 2975 Class NA, 5% 7/15/23		87	86
TOTAL U.S. GOVERNMENT AGENCY			51,122
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,980)			59,105
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1:
Class A, 0.7681% 1/15/17 (h)	GBP	500	630
Class C, 1.0518% 1/15/17 (h)	GBP	200	178
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.145% 10/22/37 (h)	GBP	1,000	646
Enterprise Inns PLC 6.5% 12/6/18	GBP	2,525	3,301
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (h)	GBP	297	176
FCC Proudreed Properties Class A, 0.944% 8/18/17 (h)	EUR	520	573
German Residential Asset Note Distributor PLC Series 1 Class A, 0.979% 7/20/16 (h)	EUR	1,263	1,506
JLOC 36 LLC:
Class A1, 0.575% 2/16/16 (h)	JPY	66,460	428
Class B, 0.745% 2/16/16 (h)	JPY	73,920	199
JLOC 37 LLC Series X Class B1, 0.72% 1/15/15 (h)	JPY	73,205	197
London & Regional Debt Securitisation No. 1 PLC Class A, 0.7781% 10/15/14 (h)	GBP	650	853
Opera Finance (CMH) PLC Class B, 1.042% 1/15/15 (h)	EUR	1,100	551
Opera Finance (LAKESIDE) PLC 1.1375% 7/31/13 (h)	GBP	948	1,418
Commercial Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Real Estate Capital Foundation Ltd. Series 3 Class A, 0.7685% 7/15/16 (h)	GBP	1,708	$ 1,960
REC Plantation Place Ltd. Series 5 Class A, 1.1444% 7/25/16 (h)	GBP	879	1,106
Silver Maple Investment Co. Ltd. Class 2A, 0.884% 4/30/14 (h)	EUR	700	921
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (h)	EUR	1,100	724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,955)			15,367
Foreign Government and Government Agency Obligations - 19.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 11,668	8,721
par 2.5% 12/31/38 (e)		7,920	2,752
7% 3/28/11		115,060	111,947
7% 9/12/13		83,625	74,663
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,064
Banco Central del Uruguay:
value recovery A rights 1/2/21 (k)		1,000,000	0*
value recovery B rights 1/2/21 (k)		750,000	0*
Barbados Government 7.25% 12/15/21 (f)		1,710	1,710
Brazilian Federative Republic:
6% 9/15/13		1,133	1,173
8.25% 1/20/34		2,095	2,650
8.75% 2/4/25		2,960	3,804
12.25% 3/6/30		3,235	5,629
Canadian Government:
1.25% 12/1/11	CAD	45,300	42,931
3% 6/1/14	CAD	18,250	17,638
3.75% 6/1/10	CAD	20,000	19,301
3.75% 6/1/19	CAD	25,800	24,824
4% 6/1/16	CAD	60,500	60,551
5% 6/1/37	CAD	26,400	28,916
Cayman Island Government 5.95% 11/24/19 (f)		2,805	2,781
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		324	160
warrants 11/15/20 (a)(k)		2,750	344
Colombian Republic:
7.375% 9/18/37		5,125	5,586
11.75% 2/25/20		1,250	1,800
Congo Republic 3% 6/30/29 (e)		11,291	5,702
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Croatia Republic 6.75% 11/5/19 (f)		$ 4,885	$ 5,264
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,550	1,616
8.25% 10/24/12 (f)		5,465	5,779
Dominican Republic:
1.2888% 8/30/24 (h)		4,323	3,242
9.04% 1/23/18 (f)		8,066	8,752
9.5% 9/27/11 (Reg. S)		8,178	8,505
Ecuador Republic 5% 2/28/25		1,580	853
El Salvador Republic:
7.375% 12/1/19 (f)		2,290	2,353
7.65% 6/15/35 (Reg. S)		3,285	3,236
7.75% 1/24/23 (Reg. S)		1,900	2,024
8.25% 4/10/32 (Reg. S)		1,435	1,492
Gabonese Republic 8.2% 12/12/17 (f)		9,075	9,551
Georgia Republic 7.5% 4/15/13		5,060	5,136
German Federal Republic:
2.5% 10/10/14	EUR	41,025	58,926
3% 3/12/10	EUR	65,730	94,550
3.25% 1/4/20	EUR	43,090	60,969
4.75% 7/4/40	EUR	25,300	40,207
Ghana Republic 8.5% 10/4/17 (f)		8,605	8,777
Greek Government 6% 7/19/19	EUR	9,000	13,157
Indonesian Republic:
6.625% 2/17/37 (f)		4,700	4,630
6.875% 3/9/17 (f)		2,845	3,115
6.875% 1/17/18 (f)		5,735	6,280
7.25% 4/20/15 (f)		2,985	3,358
7.75% 1/17/38 (f)		5,660	6,226
8.5% 10/12/35 (Reg. S)		4,790	5,748
11.625% 3/4/19 (f)		5,545	8,013
Irish Republic 5.9% 10/18/19	EUR	2,500	3,858
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,215	9,645
Italian Republic:
4.25% 3/1/20	EUR	49,300	71,347
5% 9/1/40	EUR	17,350	25,634
Japan Government:
0.4% 5/15/11	JPY	9,598,200	103,465
0.6% 9/20/14	JPY	2,640,000	28,554
2.1% 9/20/29	JPY	1,500,000	16,121
2.2% 9/20/39	JPY	3,015,000	31,939
Lebanese Republic 8.625% 6/20/13 (Reg. S)		1,465	1,626
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Lithuanian Republic 6.75% 1/15/15 (f)		$ 5,700	$ 5,828
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (h)		3,960	3,930
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,495
Peruvian Republic:
3% 3/7/27 (e)		900	729
7.35% 7/21/25		3,410	3,904
Philippine Republic:
9.5% 2/2/30		2,140	2,846
10.625% 3/16/25		2,040	2,879
Republic of Fiji 6.875% 9/13/11		1,695	1,670
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,975	6,956
Republic of Serbia 6.75% 11/1/24 (f)		15,405	15,174
Russian Federation:
7.5% 3/31/30 (Reg. S)		70,829	79,860
12.75% 6/24/28 (Reg. S)		8,740	14,858
Turkish Republic:
6.75% 4/3/18		5,860	6,312
6.875% 3/17/36		12,320	12,457
7% 9/26/16		5,240	5,766
7.25% 3/5/38		8,050	8,460
7.375% 2/5/25		12,955	14,257
UK Treasury GILT:
2.75% 1/22/15	GBP	1,550	2,465
4% 3/7/22	GBP	2,400	3,758
4.75% 6/7/10	GBP	34,370	56,577
4.75% 12/7/38	GBP	30,500	51,994
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		7,635	6,948
Ukraine Government:
6.385% 6/26/12 (f)		5,990	5,092
6.75% 11/14/17 (f)		6,125	4,655
United Mexican States:
7.5% 4/8/33		1,770	2,018
8.3% 8/15/31		1,710	2,114
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	39,492	1,985
6.875% 9/28/25		2,250	2,385
8% 11/18/22		7,512	8,582
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		3,260	86
1.2831% 4/20/11 (Reg. S) (h)		33,185	29,203
5.375% 8/7/10 (Reg. S)		4,010	3,925
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,450	$ 1,915
8.5% 10/8/14		5,905	4,621
9% 5/7/23 (Reg. S)		19,470	13,045
9.25% 9/15/27		14,690	10,797
9.375% 1/13/34		4,855	3,289
10.75% 9/19/13		32,798	28,944
13.625% 8/15/18		16,755	15,205
Vietnamese Socialist Republic:
4% 3/12/28 (e)		11,150	8,586
6.875% 1/15/16 (f)		2,565	2,648
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,511,272)			1,549,812
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		5,720	5,942
European Investment Bank 11.25% 12/2/11 (f)	ZMK	7,800,000	1,698
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,507)			7,640
Common Stocks - 0.5%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(l)	113,725	0*
Remy International, Inc. (a)	40,800	41
Media - 0.1%
Charter Communications, Inc. Class A (a)	102,806	3,650
SuperMedia, Inc. (a)	7,045	247
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		3,897
TOTAL CONSUMER DISCRETIONARY		3,938
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. (a)	159,548	4,405
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.2%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	810,725	$ 9,226
Building Products - 0.1%
Nortek, Inc. (a)	266,722	9,335
Nortek, Inc. warrants 12/7/14 (a)	7,154	91
		9,426
TOTAL INDUSTRIALS		18,652
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	546,000	2
MagnaChip Semiconductor LLC (a)	392,246	55
		57
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp. (a)	591,147	10,274
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,300	481
TOTAL MATERIALS		10,755
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	148
TOTAL COMMON STOCKS (Cost $43,275)		37,955
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	269
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	19,936	13,158
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,158
TOTAL PREFERRED STOCKS (Cost $10,141)		13,427
Floating Rate Loans - 6.4%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.3%
Lear Corp. term loan 7.5% 10/25/14 (h)	$ 300	300
Visteon Corp. term loan 4.426% 6/13/13 (b)(h)	20,095	22,105
		22,405
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.2313% 9/30/12 (h)	132	126
Tranche B, term loan 3.2669% 9/30/13 (h)	2,817	2,690
Ford Motor Co. term loan 3.2871% 12/15/13 (h)	21,551	19,989
		22,805
Diversified Consumer Services - 0.2%
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (h)	12,836	11,680
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (h)	6,332	5,762
Tranche DD, term loan 2.74% 7/24/14 (h)	652	593
		18,035
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2826% 2/16/14 (h)	140	97
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (h)	146	126
Tranche B, term loan 2.01% 5/23/14 (h)	721	623
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (h)	41	33
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.67% 6/14/14 (h)	$ 447	$ 364
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (h)	15,393	15,008
		16,251
Media - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (h)	18,696	17,481
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2844% 6/12/14 (h)	41,138	36,201
Tranche 2LN, term loan 17.5% 12/12/14 (h)	32,282	6,456
Idearc, Inc. term loan 10.25% 12/31/15 (h)	1,519	1,466
The Reader's Digest Association, Inc. term loan 0.4723% 3/2/14 (b)(h)	4,219	2,152
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (h)	25,720	22,184
		85,940
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.51% 5/28/13 (h)	6,732	6,126
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (h)	9,811	8,855
Tranche B2, term loan 4.8125% 7/31/16 (h)	23,045	21,662
		36,643
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4819% 4/4/14 (h)	1,580	1,422
TOTAL CONSUMER DISCRETIONARY		203,501
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 1.99% 6/4/14 (h)	2,653	2,334
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.2623% 1/15/12 (h)	4,769	4,674
TOTAL CONSUMER STAPLES		7,008
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (h)	$ 1,700	$ 1,675
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (h)	405	365
		2,040
FINANCIALS - 0.7%
Diversified Financial Services - 0.4%
CIT Group, Inc.:
term loan 13% 1/20/12 (h)	2,395	2,473
Tranche A, term loan 9.5% 1/20/12 (h)	11,710	11,856
Clear Channel Capital I LLC Tranche B, term loan 3.8809% 1/29/16 (h)	15,849	13,154
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(h)	2,223	1,417
		28,900
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (h)	1,930	1,722
Tranche 2LN, term loan 13.5% 10/15/17	12,670	13,494
Tranche B, term loan 3.2869% 10/10/13 (h)	7,168	6,397
Tranche DD, term loan 3.2857% 10/10/13 (h)	6,946	6,165
		27,778
TOTAL FINANCIALS		56,678
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4809% 4/10/14 (h)	2,054	1,797
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0053% 2/21/13 (h)	83	64
Tranche 2LN, term loan 10.2553% 2/21/14 (h)	140	85
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 5.99% 3/28/14 (h)	70	62
		211
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (h)	469	471
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
Tranche 2LN, term loan 3.5344% 4/30/14 (h)	$ 10,265	$ 8,571
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (h)	12,525	9,895
		18,937
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (h)	650	546
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8786% 12/3/14 (h)	3,462	3,081
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (h)	53	52
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (h)	4,050	3,787
		3,839
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (h)	15,037	13,759
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (h)	810	138
TOTAL INDUSTRIALS		40,511
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (h)	1,477	1,396
Tranche B A2, term loan 2.4809% 10/1/14 (h)	2,544	2,404
Tranche B A3, term loan 2.4809% 10/1/14 (h)	2,967	2,804
Tranche B-A, term loan 2.5138% 10/1/14 (h)	5,141	4,858
Tranche B-B, term loan 2.5397% 10/1/12 (h)	3,307	3,174
		14,636
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.2327% 3/20/13 (h)	3,532	3,514
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan:
1.9853% 12/1/13 (h)	$ 27,507	$ 24,206
12.5% 12/15/14	4,685	4,849
		29,055
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (h)	11,836	10,889
Tranche 2LN, term loan 6.0006% 6/11/15 (h)	1,790	1,539
Open Solutions, Inc. term loan 2.405% 1/23/14 (h)	233	196
		12,624
TOTAL INFORMATION TECHNOLOGY		59,829
MATERIALS - 0.7%
Chemicals - 0.5%
Lyondell Chemical Co. term loan:
5.7982% 12/20/13 (h)	17,082	12,641
8.6678% 4/6/10 (h)(m)	8,635	9,002
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (h)	15,084	13,576
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9.25% 6/20/10 (h)	1,281	1,292
Tranche B 2LN, term loan 9.25% 6/20/10 (h)	344	347
		36,858
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2542% 4/3/15 (h)	12,779	11,118
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (h)	5,762	5,633
		16,751
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (h)(m)	1,162	1,174
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(h)	633	13
12.5% 12/19/13 (h)	1,371	733
Tranche C 1LN, term loan 4.25% 12/19/13 (h)	879	646
		2,566
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (h)	$ 1,472	$ 544
TOTAL MATERIALS		56,719
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.9256% 3/21/15 (h)	2,840	2,851
Tranche B 1LN, term loan 3.9256% 5/26/13 (h)	1,280	1,238
Tranche C 1LN, term loan 4.9256% 5/26/14 (h)	1,280	1,238
		5,327
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (h)	1,590	1,522
Intelsat Jackson Holdings Ltd. term loan 3.2347% 2/1/14 (h)	17,225	15,589
		17,111
TOTAL TELECOMMUNICATION SERVICES		22,438
UTILITIES - 0.9%
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (h)	31,079	25,407
Tranche B2, term loan 3.7349% 10/10/14 (h)	27,768	22,562
Tranche B3, term loan 3.7349% 10/10/14 (h)	30,523	24,647
		72,616
TOTAL FLOATING RATE LOANS (Cost $452,125)		523,137
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (h) (Cost $5,151)	7,048	5,779
Fixed-Income Funds - 4.5%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (i) (Cost $321,858)	3,934,348	$ 366,878
Preferred Securities - 0.6%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 17,100	17,756
Net Servicos de Comunicacao SA 9.25% (f)	13,150	13,302
		31,058
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	16,000	15,770
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (h)	150,000	1,464
TOTAL PREFERRED SECURITIES (Cost $46,976)		48,292
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.16% (j) (Cost $419,191)	419,190,819	419,191
Other - 0.0%
	Principal Amount (000s)(c)
Delta Air Lines ALPA Claim (a)	$ 8,380	42
Idearc, Inc. Claim (a)	1,675	0*
TOTAL OTHER (Cost $63)	42
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $7,808,052)	8,130,354
NET OTHER ASSETS - 0.2%	12,735
NET ASSETS - 100%	$ 8,143,089
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	$ (261)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	414
		$ 20,000	$ 153
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $995,880,000 or 12.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,544,000 or 2.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,575,000 and $3,704,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,754
Fidelity Floating Rate Central Fund	16,330
Total	$ 18,084
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 167,148	$ 148,598	$ 68,609	$ 366,878	12.1%
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,938	$ 3,691	$ 247	$ -
Financials	17,563	4,405	13,158	-
Industrials	18,652	9,226	-	9,426
Information Technology	57	-	2	55
Materials	11,024	10,755	269	-
Utilities	148	148	-	-
Corporate Bonds	2,908,362	-	2,908,045	317
U.S. Government and Government Agency Obligations	2,008,407	-	2,008,407	-
U.S. Government Agency - Mortgage Securities	141,982	-	141,982	-
Asset-Backed Securities	24,978	-	23,804	1,174
Collateralized Mortgage Obligations	59,105	-	59,105	-
Commercial Mortgage Securities	15,367	-	14,640	727
Foreign Government and Government Agency Obligations	1,549,812	-	1,548,997	815
Supranational Obligations	7,640	-	7,640	-
Floating Rate Loans	523,137	-	523,137	-
Valuation Inputs at Reporting Date: - Continued
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Sovereign Loan Participations	$ 5,779	$ -	$ 5,779	$ -
Fixed-Income Funds	366,878	366,878	-	-
Preferred Securities	48,292	-	48,292	-
Money Market Funds	419,191	419,191	-	-
Other	42	-	-	42
Total Investments in Securities:	$ 8,130,354	$ 814,294	$ 7,303,504	$ 12,556
Derivative Instruments:
Assets
Swap Agreements	$ 414	$ -	$ 414	$ -
Liabilities
Swap Agreements	$ (261)	$ -	$ (261)	$ -
Total Derivative Instruments:	$ 153	$ -	$ 153	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 44,183
Total Realized Gain (Loss)	291
Total Unrealized Gain (Loss)	(3,586)
Cost of Purchases	9,849
Proceeds of Sales	(33,730)
Amortization/Accretion	65
Transfers in/out of Level 3	(4,516)
Ending Balance	$ 12,556
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (2,865)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 414	$ (261)
Total Value of Derivatives	$ 414	$ (261)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.4%
Germany	3.4%
Canada	3.0%
United Kingdom	2.8%
Argentina	2.7%
Bermuda	2.5%
Japan	2.3%
Netherlands	2.0%
Venezuela	1.9%
Italy	1.7%
Luxembourg	1.5%
Russia	1.2%
Others (individually less than 1%)	7.6%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $4,917,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,067,003)	$ 7,344,285
Fidelity Central Funds (cost $741,049)	786,069
Total Investments (cost $7,808,052)		$ 8,130,354
Cash		13,175
Foreign currency held at value (cost $168)		168
Receivable for investments sold
Regular delivery		13,216
Delayed delivery		2,892
Receivable for fund shares sold		20,151
Dividends receivable		2
Interest receivable		96,998
Distributions receivable from Fidelity Central Funds		1,295
Unrealized appreciation on swap agreements		414
Prepaid expenses		24
Other receivables		284
Total assets		8,278,973

Liabilities
Payable for investments purchased
Regular delivery	$ 86,506
Delayed delivery	2,890
Payable for fund shares redeemed	22,919
Distributions payable	7,215
Unrealized depreciation on swap agreements	261
Accrued management fee	3,803
Distribution fees payable	2,459
Other affiliated payables	1,117
Other payables and accrued expenses	8,714
Total liabilities		135,884

Net Assets		$ 8,143,089
Net Assets consist of:
Paid in capital		$ 7,767,320
Undistributed net investment income		81,639
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,087)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		322,217
Net Assets		$ 8,143,089

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,724,601 ÷ 307,150 shares)	$ 12.13

Maximum offering price per share (100/96.00 of $12.13)	$ 12.64
Class T: Net Asset Value and redemption price per share ($1,578,517 ÷ 130,227 shares)	$ 12.12

Maximum offering price per share (100/96.00 of $12.12)	$ 12.62
Class B: Net Asset Value and offering price per share ($348,220 ÷ 28,645 shares) A	$ 12.16

Class C: Net Asset Value and offering price per share ($1,336,085 ÷ 110,393 shares) A	$ 12.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,155,666 ÷ 94,360 shares)	$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Dividends		$ 4,324
Interest		444,644
Income from Fidelity Central Funds		18,084
Total income		467,052

Expenses
Management fee	$ 37,071
Transfer agent fees	10,290
Distribution fees	23,767
Accounting fees and expenses	1,431
Custodian fees and expenses	369
Independent trustees' compensation	22
Registration fees	401
Audit	119
Legal	107
Interest	4
Miscellaneous	110
Total expenses before reductions	73,691
Expense reductions	(3)	73,688
Net investment income		393,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	152,637
Fidelity Central Funds	(5,078)
Foreign currency transactions	286
Futures contracts	344
Swap agreements	978
Total net realized gain (loss)		149,167
Change in net unrealized appreciation (depreciation) on: Investment securities	1,213,670
Assets and liabilities in foreign currencies	(470)
Futures contracts	(369)
Swap agreements	2,794
Delayed delivery commitments	860
Total change in net unrealized appreciation (depreciation)		1,216,485
Net gain (loss)		1,365,652
Net increase (decrease) in net assets resulting from operations		$ 1,759,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 393,364	$ 326,344
Net realized gain (loss)	149,167	(130,150)
Change in net unrealized appreciation (depreciation)	1,216,485	(915,771)
Net increase (decrease) in net assets resulting from operations	1,759,016	(719,577)
Distributions to shareholders from net investment income	(327,674)	(299,025)
Distributions to shareholders from net realized gain	(66,147)	(37,399)
Total distributions	(393,821)	(336,424)
Share transactions - net increase (decrease)	1,449,870	379,487
Total increase (decrease) in net assets	2,815,065	(676,514)

Net Assets
Beginning of period	5,328,024	6,004,538
End of period (including undistributed net investment income of $81,639 and $16,489, respectively)	$ 8,143,089	$ 5,328,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Income from Investment Operations
Net investment income C	.681	.600	.616	.600	.571
Net realized and unrealized gain (loss)	2.345	(1.826)	(.019)	.248	(.255)
Total from investment operations	3.026	(1.226)	.597	.848	.316
Distributions from net investment income	(.566)	(.554)	(.607)	(.583)	(.551)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.666)	(.624)	(.737)	(.628)	(.706)
Net asset value, end of period	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return A, B	31.74%	(10.98)%	5.22%	7.54%	2.75%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of fee waivers, if any	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of all reductions	1.01%	1.02%	1.01%	.97%	.99%
Net investment income	6.14%	5.49%	5.27%	5.18%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 3,725	$ 2,174	$ 1,931	$ 954	$ 647
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Income from Investment Operations
Net investment income C	.675	.607	.620	.594	.564
Net realized and unrealized gain (loss)	2.341	(1.832)	(.021)	.248	(.245)
Total from investment operations	3.016	(1.225)	.599	.842	.319
Distributions from net investment income	(.566)	(.555)	(.609)	(.577)	(.544)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.666)	(.625)	(.739)	(.622)	(.699)
Net asset value, end of period	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return A, B	31.64%	(10.97)%	5.24%	7.49%	2.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of fee waivers, if any	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of all reductions	1.01%	1.01%	.99%	1.02%	1.05%
Net investment income	6.14%	5.50%	5.29%	5.13%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 1,579	$ 1,337	$ 1,983	$ 2,049	$ 1,427
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Income from Investment Operations
Net investment income C	.600	.525	.533	.511	.486
Net realized and unrealized gain (loss)	2.348	(1.831)	(.022)	.247	(.249)
Total from investment operations	2.948	(1.306)	.511	.758	.237
Distributions from net investment income	(.488)	(.474)	(.521)	(.493)	(.462)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.588)	(.544)	(.651)	(.538)	(.617)
Net asset value, end of period	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Total Return A, B	30.72%	(11.60)%	4.44%	6.70%	2.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.72%	1.76%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.72%	1.75%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.72%	1.75%	1.74%	1.75%	1.75%
Net investment income	5.43%	4.76%	4.54%	4.40%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 267	$ 335	$ 342	$ 342
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Income from Investment Operations
Net investment income C	.597	.517	.526	.503	.475
Net realized and unrealized gain (loss)	2.327	(1.817)	(.020)	.238	(.246)
Total from investment operations	2.924	(1.300)	.506	.741	.229
Distributions from net investment income	(.484)	(.470)	(.516)	(.486)	(.454)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.584)	(.540)	(.646)	(.531)	(.609)
Net asset value, end of period	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Total Return A, B	30.60%	(11.59)%	4.42%	6.57%	1.99%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of fee waivers, if any	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of all reductions	1.75%	1.79%	1.78%	1.81%	1.82%
Net investment income	5.40%	4.72%	4.50%	4.34%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,336	$ 800	$ 866	$ 683	$ 540
Portfolio turnover rate E	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Income from Investment Operations
Net investment income B	.710	.635	.652	.627	.599
Net realized and unrealized gain (loss)	2.361	(1.835)	(.027)	.252	(.262)
Total from investment operations	3.071	(1.200)	.625	.879	.337
Distributions from net investment income	(.591)	(.580)	(.635)	(.604)	(.572)
Distributions from net realized gain	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.691)	(.650)	(.765)	(.649)	(.727)
Net asset value, end of period	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Total Return A	31.92%	(10.67)%	5.42%	7.76%	2.91%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.78%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.78%	.78%	.77%	.79%	.81%
Expenses net of all reductions	.78%	.78%	.76%	.79%	.80%
Net investment income	6.37%	5.73%	5.52%	5.36%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,156	$ 750	$ 889	$ 655	$ 520
Portfolio turnover rate D	202%	255%	149%	81%	109%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 23, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 623,144
Gross unrealized depreciation	(251,448)
Net unrealized appreciation (depreciation)	$ 371,696

Tax Cost	$ 7,758,658

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,540
Capital loss carryforward	$ (4,917)
Net unrealized appreciation (depreciation)	$ 371,541

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 393,822	$ 328,410
Long-term Capital Gains	-	8,014
Total	$ 393,822	$ 336,424

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 344	$ (369)
Swap Agreements	978	2,794
Total Interest Rate Risk	1,322	2,425
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,322	$ 2,425

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $344 for futures contracts and $978 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(369) for futures contracts and $2,794 for swap agreements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,935,144 and $7,130,288, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,093	$ 228
Class T	-%	.25%	3,628	18
Class B	.65%	.25%	2,727	1,982
Class C	.75%	.25%	10,319	2,432
			$ 23,767	$ 4,660

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 511
Class T	157
Class B*	586
Class C*	145
$ 1,399

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,350.15
Class T	2,212.15
Class B	648.21
Class C	1,513.15
Institutional Class	1,567.17
	$ 10,290

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $192.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 145,916	$ 114,810
Class T	74,724	85,638
Class B	13,400	13,635
Class C	45,479	38,561
Institutional Class	48,155	46,381
Total	$ 327,674	$ 299,025
From net realized gain
Class A	$ 30,314	$ 12,777
Class T	12,897	11,501
Class B	2,829	2,042
Class C	10,891	5,537
Institutional Class	9,216	5,542
Total	$ 66,147	$ 37,399

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	138,915	114,758	$ 1,553,818	$ 1,278,238
Reinvestment of distributions	14,252	10,676	161,349	115,815
Shares redeemed	(68,424)	(69,203)	(752,938)	(740,023)
Net increase (decrease)	84,743	56,231	$ 962,229	$ 654,030
Class T
Shares sold	30,555	27,141	$ 335,869	$ 300,576
Reinvestment of distributions	7,202	8,275	80,594	90,618
Shares redeemed	(44,403)	(69,215)	(485,844)	(756,721)
Net increase (decrease)	(6,646)	(33,799)	$ (69,381)	$ (365,527)
Class B
Shares sold	8,165	6,688	$ 90,422	$ 74,372
Reinvestment of distributions	1,115	1,092	12,582	11,949
Shares redeemed	(7,847)	(9,318)	(85,639)	(100,959)
Net increase (decrease)	1,433	(1,538)	$ 17,365	$ (14,638)
Class C
Shares sold	43,623	30,031	$ 485,642	$ 331,769
Reinvestment of distributions	3,723	2,962	42,110	32,228
Shares redeemed	(18,979)	(25,621)	(205,293)	(273,311)
Net increase (decrease)	28,367	7,372	$ 322,459	$ 90,686
Institutional Class
Shares sold	46,051	32,078	$ 519,754	$ 359,394
Reinvestment of distributions	3,632	3,394	41,290	37,416
Shares redeemed	(31,328)	(35,310)	(343,846)	(381,874)
Net increase (decrease)	18,355	162	$ 217,198	$ 14,936

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund: Institutional Class voted to pay on February 16, 2010, to shareholders of record at the opening of business on February 12, 2010, a distribution of $0.015 per share derived from capital gains realized from sales of portfolio securities.

A total of 6.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $216,382,868 of distributions paid during the period January 1, 2009 to December 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SII-UANN-0210
1.787728.106

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$90,000	$-	$5,600	$-

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$75,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$515,000	$225,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
Deloitte Entities	$1,245,000	$1,260,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 25, 2010